UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2017. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,170,911	$22,152,558
1290 VT Equity Income Portfolio‡	1,468,699	9,123,208
1290 VT GAMCO Small Company Value Portfolio‡	115,510	7,444,959
1290 VT High Yield Bond Portfolio‡	1,649,223	16,685,665
1290 VT Micro Cap Portfolio‡	85,646	1,043,423
ATM International Managed Volatility Portfolio‡	1,693,090	18,477,417
ATM Large Cap Managed Volatility Portfolio‡	5,289,343	78,739,341
ATM Mid Cap Managed Volatility Portfolio‡	493,989	4,272,062
ATM Small Cap Managed Volatility Portfolio‡	248,030	3,305,822
AXA Global Equity Managed Volatility Portfolio‡	373,170	6,702,511
AXA International Core Managed Volatility Portfolio‡	505,803	5,615,084
AXA International Value Managed Volatility Portfolio‡	214,340	2,967,136
AXA Large Cap Core Managed Volatility Portfolio‡	1,977,501	22,117,876
AXA Large Cap Growth Managed Volatility Portfolio‡	442,263	14,608,299
AXA Large Cap Value Managed Volatility Portfolio‡	536,897	9,834,623
AXA/AB Small Cap Growth Portfolio‡	162,780	3,395,347
AXA/Loomis Sayles Growth Portfolio‡	1,022,222	8,459,019
AXA/Morgan Stanley Small Cap Growth Portfolio‡	194,539	2,218,935
EQ/BlackRock Basic Value Equity Portfolio‡	832,883	19,769,172
EQ/Core Bond Index Portfolio‡	28,670,633	288,047,915
EQ/Global Bond PLUS Portfolio‡	3,001,457	27,654,319
EQ/Intermediate Government Bond Portfolio‡	39,511,251	408,523,498
EQ/International Equity Index Portfolio‡	109,943	1,094,912
EQ/JPMorgan Value Opportunities Portfolio‡	664,927	13,486,127
EQ/Large Cap Growth Index Portfolio‡	96,567	1,368,940
EQ/MFS International Growth Portfolio‡	2,081,759	17,104,896
EQ/PIMCO Ultra Short Bond Portfolio‡	14,433,985	144,730,371
EQ/Quality Bond PLUS Portfolio‡	3,030,435	26,100,276
EQ/T. Rowe Price Growth Stock Portfolio*‡	97,736	4,755,598
Multimanager Core Bond Portfolio‡	4,411,205	43,740,806
Multimanager Mid Cap Growth Portfolio‡	319,926	3,415,742
Multimanager Mid Cap Value Portfolio‡	123,645	2,043,567

Total Investments (100.0%) (Cost $1,119,526,627)		1,238,999,424
Other Assets Less Liabilities (0.0%)		391,391

Net Assets (100%)		$1,239,390,815

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	2,170,911	—	21,753,459	—	—	399,099	22,152,558	3,459	—
1290 VT Equity Income Portfolio (b)	1,468,699	11,566,562	481,510	(3,689,360)	630,115	134,381	9,123,208	—	68,722
1290 VT GAMCO Small Company Value Portfolio (c)	115,510	7,428,398	238,839	(922,340)	391,236	308,826	7,444,959	—	135,642
1290 VT High Yield Bond Portfolio (d)	1,649,223	15,703,985	—	—	—	981,680	16,685,665	—	—
1290 VT Micro Cap Portfolio (e)	85,646	851,254	—	—	—	192,169	1,043,423	—	—
ATM International Managed Volatility Portfolio	1,693,090	19,237,810	309,591	(4,567,020)	157,261	3,339,775	18,477,417	—	—
ATM Large Cap Managed Volatility Portfolio	5,289,343	90,150,374	2,411,716	(23,451,589)	5,456,403	4,172,437	78,739,341	—	1,018,558
ATM Mid Cap Managed Volatility Portfolio	493,989	4,318,467	95,519	(461,170)	1,176	318,070	4,272,062	—	43,920
ATM Small Cap Managed Volatility Portfolio	248,030	3,390,184	93,579	(461,170)	3,120	280,109	3,305,822	—	41,980
AXA Global Equity Managed Volatility Portfolio	373,170	6,355,709	103,197	(922,340)	50,015	1,115,930	6,702,511	—	—
AXA International Core Managed Volatility Portfolio	505,803	5,373,213	103,197	(922,340)	74,882	986,132	5,615,084	—	—
AXA International Value Managed Volatility Portfolio	214,340	2,859,895	51,598	(461,170)	66,958	449,855	2,967,136	—	—
AXA Large Cap Core Managed Volatility Portfolio	1,977,501	21,849,437	501,712	(3,228,190)	1,216,163	1,778,754	22,117,876	—	140,523
AXA Large Cap Growth Managed Volatility Portfolio	442,263	15,105,092	664,415	(3,689,360)	1,656,540	871,612	14,608,299	—	251,628
AXA Large Cap Value Managed Volatility Portfolio	536,897	9,491,846	51,598	(461,170)	68,864	683,485	9,834,623	—	—
AXA/AB Small Cap Growth Portfolio	162,780	3,318,521	71,209	(461,170)	43,427	423,360	3,395,347	—	19,610
AXA/Loomis Sayles Growth Portfolio	1,022,222	7,400,114	103,197	(922,340)	130,030	1,748,018	8,459,019	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	194,539	1,903,190	—	—	—	315,745	2,218,935	—	—
EQ/BlackRock Basic Value Equity Portfolio	832,883	27,256,808	412,788	(8,489,360)	4,035,582	(3,446,646)	19,769,172	—	—
EQ/Core Bond Index Portfolio	28,670,633	338,907,088	7,614,641	(64,750,507)	(684,512)	6,961,205	288,047,915	—	—
EQ/Global Bond PLUS Portfolio	3,001,457	28,300,585	269,718	(2,305,850)	(175)	1,390,041	27,654,319	11,726	—
EQ/Intermediate Government Bond Portfolio	39,511,251	458,318,643	12,755,682	(67,102,626)	(282,453)	4,834,252	408,523,498	3,196	80,300
EQ/International Equity Index Portfolio	109,943	2,826,652	—	(2,200,000)	392,203	76,057	1,094,912	—	—
EQ/JPMorgan Value Opportunities Portfolio	664,927	13,426,328	87,866	(1,250,000)	219,264	1,002,669	13,486,127	—	87,866
EQ/Large Cap Growth Index Portfolio	96,567	1,347,371	2,866	(250,000)	102,354	166,349	1,368,940	—	2,866
EQ/MFS International Growth Portfolio	2,081,759	15,502,741	206,394	(2,244,680)	311,342	3,329,099	17,104,896	—	—
EQ/PIMCO Ultra Short Bond Portfolio	14,433,985	165,039,564	5,379,265	(28,131,368)	(25,164)	2,468,074	144,730,371	31,759	—
EQ/Quality Bond PLUS Portfolio	3,030,435	20,337,836	5,345,439	—	—	417,001	26,100,276	45,439	—
EQ/T. Rowe Price Growth Stock Portfolio	97,736	4,142,496	88,194	(461,170)	65,284	920,794	4,755,598	—	36,596
Multimanager Core Bond Portfolio	4,411,205	41,631,975	6,134,064	(4,611,700)	9,981	576,486	43,740,806	718,079	—
Multimanager Mid Cap Growth Portfolio	319,926	2,870,540	15,826	—	—	529,376	3,415,742	—	15,826
Multimanager Mid Cap Value Portfolio	123,645	1,934,032	—	—	—	109,535	2,043,567	—	—

Total		1,348,146,710	65,347,079	(226,417,990)	14,089,896	37,833,729	1,238,999,424	813,658	1,944,037

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.

(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(d)	Formerly known as EQ/High Yield Bond Portfolio.

(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,238,999,424	$—	$1,238,999,424

Total Assets	$—	$1,238,999,424	$—	$1,238,999,424

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,238,999,424	$—	$1,238,999,424

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,800,264
Aggregate gross unrealized depreciation	(1,558,725)

Net unrealized appreciation	$118,241,539

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,120,757,885

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,779,711	$18,160,648
1290 VT Equity Income Portfolio‡	2,655,345	16,494,372
1290 VT GAMCO Small Company Value Portfolio‡	163,569	10,542,456
1290 VT High Yield Bond Portfolio‡	1,290,498	13,056,339
1290 VT Micro Cap Portfolio‡	316,139	3,851,530
1290 VT Small Cap Value Portfolio‡	926,564	10,081,297
ATM International Managed Volatility Portfolio‡	5,344,234	58,323,922
ATM Large Cap Managed Volatility Portfolio‡	9,606,226	143,002,240
ATM Mid Cap Managed Volatility Portfolio‡	1,146,746	9,917,154
ATM Small Cap Managed Volatility Portfolio‡	2,237,061	29,816,263
AXA Global Equity Managed Volatility Portfolio‡	1,591,058	28,576,975
AXA International Core Managed Volatility Portfolio‡	1,191,045	13,222,195
AXA International Value Managed Volatility Portfolio‡	589,912	8,166,243
AXA Large Cap Core Managed Volatility Portfolio‡	4,021,766	44,982,495
AXA Large Cap Growth Managed Volatility Portfolio‡	907,569	29,977,705
AXA Large Cap Value Managed Volatility Portfolio‡	1,256,387	23,013,887
AXA/AB Small Cap Growth Portfolio‡	652,363	13,607,337
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	215,547	4,003,689
AXA/Loomis Sayles Growth Portfolio‡	1,369,650	11,334,032
AXA/Morgan Stanley Small Cap Growth Portfolio‡	258,937	2,953,463
EQ/BlackRock Basic Value Equity Portfolio‡	1,191,095	28,271,619
EQ/Core Bond Index Portfolio‡	23,661,143	237,718,605
EQ/Global Bond PLUS Portfolio‡	2,419,300	22,290,545
EQ/Intermediate Government Bond Portfolio‡	32,752,054	338,637,306
EQ/International Equity Index Portfolio‡	260,721	2,596,493
EQ/JPMorgan Value Opportunities Portfolio‡	1,017,690	20,640,903
EQ/Large Cap Growth Index Portfolio‡	141,619	2,007,599
EQ/MFS International Growth Portfolio‡	5,267,416	43,280,026
EQ/PIMCO Ultra Short Bond Portfolio‡	11,914,373	119,466,076
EQ/Quality Bond PLUS Portfolio‡	2,996,401	25,807,153
EQ/T. Rowe Price Growth Stock Portfolio*‡	173,475	8,440,902
Multimanager Core Bond Portfolio‡	3,830,705	37,984,654
Multimanager Mid Cap Growth Portfolio‡	472,026	5,039,656
Multimanager Mid Cap Value Portfolio‡	380,263	6,284,859

Total Investments (100.0%) (Cost $1,152,589,983)		1,391,550,638
Other Assets Less Liabilities (0.0%)		424,879

Net Assets (100%)		$1,391,975,517

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	1,779,711	—	17,852,716	—	—	307,932	18,160,648	2,716	—
1290 VT Equity Income Portfolio (b)	2,655,345	19,487,648	454,000	(4,829,808)	1,235,020	147,512	16,494,372	—	124,838
1290 VT GAMCO Small Company Value Portfolio (c)	163,569	10,485,816	339,796	(1,279,915)	657,499	339,260	10,542,456	—	193,502
1290 VT High Yield Bond Portfolio (d)	1,290,498	13,111,093	109,721	(959,936)	3,386	792,075	13,056,339	—	—
1290 VT Micro Cap Portfolio (e)	316,139	3,142,188	—	—	—	709,342	3,851,530	—	—
1290 VT Small Cap Value Portfolio (f)(aa)	926,564	6,057,103	90,331	(788,030)	1,744	993,918	10,081,297	—	—
ATM International Managed Volatility Portfolio	5,344,234	54,299,030	585,177	(6,819,658)	81,075	10,178,298	58,323,922	—	—
ATM Large Cap Managed Volatility Portfolio	9,606,226	148,604,090	3,541,094	(26,119,017)	6,240,687	10,735,386	143,002,240	—	1,858,711
ATM Mid Cap Managed Volatility Portfolio	1,146,746	9,650,496	175,392	(639,957)	19,280	711,943	9,917,154	—	102,245
ATM Small Cap Managed Volatility Portfolio	2,237,061	28,895,998	635,782	(2,239,850)	107,036	2,417,297	29,816,263	—	379,767
AXA Global Equity Managed Volatility Portfolio	1,591,058	30,111,326	146,294	(7,379,915)	1,610,528	4,088,742	28,576,975	—	—
AXA International Core Managed Volatility Portfolio	1,191,045	11,898,387	146,294	(1,279,915)	357,466	2,099,963	13,222,195	—	—
AXA International Value Managed Volatility Portfolio	589,912	7,340,879	73,147	(639,957)	131,713	1,260,461	8,166,243	—	—
AXA Large Cap Core Managed Volatility Portfolio	4,021,766	41,579,592	652,207	(3,199,786)	862,692	5,087,790	44,982,495	—	286,472
AXA Large Cap Growth Managed Volatility Portfolio	907,569	28,132,692	994,612	(4,159,722)	1,600,669	3,409,454	29,977,705	—	519,156
AXA Large Cap Value Managed Volatility Portfolio	1,256,387	24,151,571	256,015	(3,239,850)	540,935	1,305,216	23,013,887	—	—
AXA/AB Small Cap Growth Portfolio	652,363	12,803,944	225,256	(1,279,915)	144,096	1,713,956	13,607,337	—	78,961
AXA/Franklin Small Cap Value Managed Volatility Portfolio	215,547	3,731,454	—	—	—	272,235	4,003,689	—	—
AXA/Loomis Sayles Growth Portfolio	1,369,650	9,921,839	146,294	(1,279,915)	234,028	2,311,786	11,334,032	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	258,937	2,795,145	36,574	(319,979)	10,946	430,777	2,953,463	—	—
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	4,068,660	132,182	(171,906)	2,214	(304,919)	—	9,990	102,802
EQ/BlackRock Basic Value Equity Portfolio	1,191,095	37,673,935	438,882	(10,639,744)	4,897,064	(4,098,518)	28,271,619	—	—
EQ/Core Bond Index Portfolio	23,661,143	262,398,710	8,179,589	(37,868,376)	(376,940)	5,385,622	237,718,605	—	—
EQ/Global Bond PLUS Portfolio	2,419,300	22,850,649	228,941	(1,919,872)	6,228	1,124,599	22,290,545	9,500	—
EQ/Intermediate Government Bond Portfolio	32,752,054	354,762,211	14,026,703	(33,797,864)	1,255	3,645,001	338,637,306	2,655	66,694
EQ/International Equity Index Portfolio	260,721	5,177,496	—	(3,500,000)	738,602	180,395	2,596,493	—	—
EQ/JPMorgan Value Opportunities Portfolio	1,017,690	21,425,599	132,026	(2,750,000)	550,566	1,282,712	20,640,903	—	132,026
EQ/Large Cap Growth Index Portfolio	141,619	2,436,177	113,417	(959,936)	447,515	(29,574)	2,007,599	—	3,696
EQ/MFS International Growth Portfolio	5,267,416	37,135,502	365,735	(3,199,786)	479,314	8,499,261	43,280,026	—	—
EQ/PIMCO Ultra Short Bond Portfolio	11,914,373	117,585,003	11,442,948	(11,519,231)	3,864	1,953,492	119,466,076	26,300	—
EQ/Quality Bond PLUS Portfolio	2,996,401	24,114,884	3,164,652	(1,919,872)	33	447,456	25,807,153	45,211	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio	173,475	7,195,673	138,362	(639,957)	91,684	1,655,140	8,440,902	—	65,215
Multimanager Core Bond Portfolio	3,830,705	35,384,228	4,957,602	(2,879,808)	97	522,535	37,984,654	628,440	—
Multimanager Mid Cap Growth Portfolio	472,026	4,235,255	23,350	—	—	781,051	5,039,656	—	23,350
Multimanager Mid Cap Value Portfolio	380,263	6,226,157	36,574	(319,979)	52,369	289,738	6,284,859	—	—

Total		1,408,870,430	69,841,665	(178,541,456)	20,732,665	70,647,334	1,391,550,638	724,812	3,937,435

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.

(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(d)	Formerly known as EQ/High Yield Bond Portfolio.

(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.

(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $3,748,729 (at a cost of $3,726,231), representing 440,287 shares of AXA/Pacific Global Small Cap Value Portfolio and 379,851 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,391,550,638	$—	$1,391,550,638

Total Assets	$—	$1,391,550,638	$—	$1,391,550,638

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,391,550,638	$—	$1,391,550,638

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$244,214,202
Aggregate gross unrealized depreciation	(7,655,873)

Net unrealized appreciation	$236,558,329

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,154,992,309

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	8,851,133	$90,319,315
1290 VT Equity Income Portfolio‡	16,388,288	101,800,132
1290 VT GAMCO Small Company Value Portfolio‡	1,832,341	118,099,452
1290 VT High Yield Bond Portfolio‡	6,242,503	63,157,198
1290 VT Micro Cap Portfolio‡	2,104,916	25,644,242
1290 VT Small Cap Value Portfolio‡	6,006,675	65,354,431
ATM International Managed Volatility Portfolio‡	45,749,931	499,288,614
ATM Large Cap Managed Volatility Portfolio‡	63,951,887	952,014,121
ATM Mid Cap Managed Volatility Portfolio‡	6,467,333	55,930,051
ATM Small Cap Managed Volatility Portfolio‡	17,874,086	238,231,503
AXA Global Equity Managed Volatility Portfolio‡	12,023,497	215,953,904
AXA International Core Managed Volatility Portfolio‡	11,230,998	124,679,088
AXA International Value Managed Volatility Portfolio‡	3,994,833	55,301,068
AXA Large Cap Core Managed Volatility Portfolio‡	22,365,772	250,155,804
AXA Large Cap Growth Managed Volatility Portfolio‡	5,427,251	179,266,354
AXA Large Cap Value Managed Volatility Portfolio‡	8,360,948	153,151,789
AXA/AB Small Cap Growth Portfolio‡	8,970,919	187,120,301
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,674,240	31,098,279
AXA/Loomis Sayles Growth Portfolio‡	11,459,779	94,831,188
AXA/Morgan Stanley Small Cap Growth Portfolio‡	3,955,308	45,114,715
EQ/BlackRock Basic Value Equity Portfolio‡	6,615,275	157,018,979
EQ/Core Bond Index Portfolio‡	115,053,579	1,155,919,479
EQ/Global Bond PLUS Portfolio‡	11,859,167	109,266,012
EQ/Intermediate Government Bond Portfolio‡	155,761,599	1,610,484,889
EQ/International Equity Index Portfolio‡	1,270,416	12,651,938
EQ/JPMorgan Value Opportunities Portfolio‡	5,920,972	120,089,839
EQ/Large Cap Growth Index Portfolio‡	830,439	11,772,327
EQ/MFS International Growth Portfolio‡	46,375,742	381,048,955
EQ/PIMCO Ultra Short Bond Portfolio‡	54,272,369	544,192,054
EQ/Quality Bond PLUS Portfolio‡	15,398,849	132,625,932
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,249,632	60,804,371
Multimanager Core Bond Portfolio‡	18,791,368	186,332,199
Multimanager Mid Cap Growth Portfolio‡	945,685	10,096,749
Multimanager Mid Cap Value Portfolio‡	1,774,392	29,326,548

Total Investments (100.0%) (Cost $6,485,637,342)		8,068,141,820
Other Assets Less Liabilities (0.0%)		1,792,108

Net Assets (100%)		$8,069,933,928

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	8,851,133	—	88,788,584	—	—	1,530,731	90,319,315	13,584	—
1290 VT Equity Income Portfolio (b)	16,388,288	125,999,151	991,671	(33,737,040)	6,308,683	2,237,667	101,800,132	—	770,743
1290 VT GAMCO Small Company Value Portfolio (c)	1,832,341	111,141,424	2,228,178	(6,245,680)	1,000,977	9,974,553	118,099,452	—	2,154,536
1290 VT High Yield Bond Portfolio (d)	6,242,503	59,441,422	—	—	—	3,715,776	63,157,198	—	—
1290 VT Micro Cap Portfolio (e)	2,104,916	22,365,113	18,411	(1,561,420)	25,399	4,796,739	25,644,242	—	—
1290 VT Small Cap Value Portfolio (f)(aa)	6,006,675	34,163,998	36,795	(2,359,538)	(48)	7,867,242	65,354,431	—	—
ATM International Managed Volatility Portfolio	45,749,931	471,652,920	552,321	(61,892,599)	635,123	88,340,849	499,288,614	—	—
ATM Large Cap Managed Volatility Portfolio	63,951,887	964,429,400	13,290,030	(136,632,418)	34,622,345	76,304,764	952,014,121	—	12,351,084
ATM Mid Cap Managed Volatility Portfolio	6,467,333	59,263,996	632,701	(8,384,260)	(274,448)	4,692,062	55,930,051	—	577,468
ATM Small Cap Managed Volatility Portfolio	17,874,086	230,469,524	3,215,440	(15,614,200)	1,052,866	19,107,873	238,231,503	—	3,031,333
AXA Global Equity Managed Volatility Portfolio	12,023,497	192,902,685	165,696	(14,052,780)	(488,078)	37,426,381	215,953,904	—	—
AXA International Core Managed Volatility Portfolio	11,230,998	110,859,418	110,464	(9,368,520)	2,987,848	20,089,878	124,679,088	—	—
AXA International Value Managed Volatility Portfolio	3,994,833	50,411,332	55,232	(4,684,260)	(277,927)	9,796,691	55,301,068	—	—
AXA Large Cap Core Managed Volatility Portfolio	22,365,772	242,087,653	1,775,784	(27,814,200)	9,752,089	24,354,478	250,155,804	—	1,591,677
AXA Large Cap Growth Managed Volatility Portfolio	5,427,251	172,706,765	3,253,765	(27,552,780)	13,461,012	17,397,592	179,266,354	—	3,088,069
AXA Large Cap Value Managed Volatility Portfolio	8,360,948	182,490,003	165,696	(42,552,780)	23,989,954	(10,941,084)	153,151,789	—	—
AXA/AB Small Cap Growth Portfolio	8,970,919	173,012,760	1,230,378	(12,491,360)	747,156	24,621,367	187,120,301	—	1,083,092
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,674,240	30,507,574	18,411	(1,561,420)	877,136	1,256,578	31,098,279	—	—
AXA/Loomis Sayles Growth Portfolio	11,459,779	80,058,294	73,643	(6,245,680)	1,267,712	19,677,219	94,831,188	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	3,955,308	41,536,960	36,821	(3,122,840)	198,271	6,465,503	45,114,715	—	—
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	29,242,738	820,362	(763,302)	619	(3,654,435)	—	72,657	747,679
EQ/BlackRock Basic Value Equity Portfolio	6,615,275	199,030,866	220,928	(46,737,040)	22,077,314	(17,573,089)	157,018,979	—	—
EQ/Core Bond Index Portfolio	115,053,579	1,265,996,322	33,178,285	(167,705,878)	(1,455,972)	25,906,722	1,155,919,479	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Global Bond PLUS Portfolio	11,859,167	112,889,272	157,019	(9,368,520)	(135,193)	5,723,434	109,266,012	46,555	—
EQ/Intermediate Government Bond Portfolio	155,761,599	1,674,101,454	56,175,359	(137,159,278)	(51,137)	17,418,491	1,610,484,889	12,588	316,272
EQ/International Equity Index Portfolio	1,270,416	23,293,971	—	(15,000,000)	743,918	3,614,049	12,651,938	—	—
EQ/JPMorgan Value Opportunities Portfolio	5,920,972	120,003,609	768,132	(11,400,000)	1,944,736	8,773,362	120,089,839	—	768,132
EQ/Large Cap Growth Index Portfolio	830,439	12,562,031	58,102	(3,122,840)	1,478,789	796,245	11,772,327	—	21,281
EQ/MFS International Growth Portfolio	46,375,742	325,740,452	239,339	(24,298,460)	4,106,720	75,260,904	381,048,955	—	—
EQ/PIMCO Ultra Short Bond Portfolio	54,272,369	512,504,078	69,871,993	(46,842,599)	18,071	8,640,511	544,192,054	119,672	—
EQ/Quality Bond PLUS Portfolio	15,398,849	119,302,615	18,824,058	(7,807,100)	(326)	2,306,685	132,625,932	232,005	—
EQ/T. Rowe Price Growth Stock Portfolio	1,249,632	56,103,508	505,558	(9,522,840)	2,171,382	11,546,763	60,804,371	—	468,737
Multimanager Core Bond Portfolio	18,791,368	164,143,779	30,635,067	(10,929,940)	652	2,482,641	186,332,199	3,006,192	—
Multimanager Mid Cap Growth Portfolio	945,685	11,328,464	46,782	(3,250,000)	649,697	1,321,806	10,096,749	—	46,782
Multimanager Mid Cap Value Portfolio	1,774,392	32,612,565	18,411	(5,061,420)	2,027,203	(270,211)	29,326,548	—	—

Total		8,014,356,116	328,159,416	(914,842,992)	129,462,543	511,006,737	8,068,141,820	3,503,253	27,016,885

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.

(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(d)	Formerly known as EQ/High Yield Bond Portfolio.

(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.

(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $27,264,423 (at a cost of $25,645,982), representing 3,202,198 shares of AXA/Pacific Global Small Cap Value Portfolio and 2,762,648 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,068,141,820	$—	$8,068,141,820

Total Assets	$—	$8,068,141,820	$—	$8,068,141,820

Total Liabilities	$—	$—	$—	$—

Total	$—	$8,068,141,820	$—	$8,068,141,820

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,597,482,483
Aggregate gross unrealized depreciation	(46,424,516)

Net unrealized appreciation	$1,551,057,967

Federal income tax cost of investment securities and derivative instruments, if applicable	$6,517,083,853

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	6,166,957	$62,929,270
1290 VT Equity Income Portfolio‡	30,287,191	188,136,801
1290 VT GAMCO Small Company Value Portfolio‡	2,910,375	187,581,759
1290 VT High Yield Bond Portfolio‡	2,426,541	24,550,012
1290 VT Micro Cap Portfolio‡	4,830,631	58,851,706
1290 VT Small Cap Value Portfolio‡	9,098,764	98,997,284
ATM International Managed Volatility Portfolio‡	72,838,374	794,916,415
ATM Large Cap Managed Volatility Portfolio‡	104,910,850	1,561,746,115
ATM Mid Cap Managed Volatility Portfolio‡	9,480,286	81,986,329
ATM Small Cap Managed Volatility Portfolio‡	38,500,559	513,147,705
AXA Global Equity Managed Volatility Portfolio‡	19,733,433	354,431,978
AXA International Core Managed Volatility Portfolio‡	18,026,672	200,120,155
AXA International Value Managed Volatility Portfolio‡	7,912,973	109,540,460
AXA Large Cap Core Managed Volatility Portfolio‡	38,650,002	432,291,020
AXA Large Cap Growth Managed Volatility Portfolio‡	8,911,682	294,359,864
AXA Large Cap Value Managed Volatility Portfolio‡	16,853,763	308,719,060
AXA/AB Small Cap Growth Portfolio‡	14,983,744	312,539,095
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	3,734,418	69,365,197
AXA/Loomis Sayles Growth Portfolio‡	17,493,966	144,764,888
AXA/Morgan Stanley Small Cap Growth Portfolio‡	9,683,233	110,448,100
EQ/BlackRock Basic Value Equity Portfolio‡	10,576,957	251,052,748
EQ/Core Bond Index Portfolio‡	82,385,926	827,714,335
EQ/Global Bond PLUS Portfolio‡	1,224,729	11,284,204
EQ/Intermediate Government Bond Portfolio‡	113,169,779	1,170,110,090
EQ/International Equity Index Portfolio‡	8,625,151	85,896,961
EQ/JPMorgan Value Opportunities Portfolio‡	8,015,810	162,577,601
EQ/Large Cap Growth Index Portfolio‡	1,506,628	21,357,988
EQ/MFS International Growth Portfolio‡	56,718,680	466,032,303
EQ/PIMCO Ultra Short Bond Portfolio‡	35,327,333	354,229,126
EQ/Quality Bond PLUS Portfolio‡	11,846,998	102,034,844
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,406,261	68,425,621
Multimanager Core Bond Portfolio‡	13,241,692	131,302,497
Multimanager Mid Cap Growth Portfolio‡	1,484,742	15,852,072
Multimanager Mid Cap Value Portfolio‡	1,317,280	21,771,558

Total Investments (100.0%) (Cost $6,974,403,038)		9,599,065,161
Other Assets Less Liabilities (0.0%)		3,288,588

Net Assets (100%)		$9,602,353,749

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	6,166,957	—	61,909,099	—	—	1,020,171	62,929,270	9,099	—
1290 VT Equity Income Portfolio (b)	30,287,191	208,129,506	1,504,448	(36,488,950)	3,844,691	11,147,106	188,136,801	—	1,412,116
1290 VT GAMCO Small Company Value Portfolio (c)	2,910,375	179,481,072	3,507,720	(12,940,331)	2,231,067	15,302,231	187,581,759	—	3,426,930
1290 VT High Yield Bond Portfolio (d)	2,426,541	23,105,642	—	—	—	1,444,370	24,550,012	—	—
1290 VT Micro Cap Portfolio (e)	4,830,631	51,449,583	23,083	(3,697,237)	520,110	10,556,167	58,851,706	—	—
1290 VT Small Cap Value Portfolio (f)(aa)	9,098,764	47,427,195	23,083	(2,792,305)	6,524	10,521,174	98,997,284	—	—
ATM International Managed Volatility Portfolio	72,838,374	721,653,369	403,950	(64,701,655)	222,467	137,338,284	794,916,415	—	—
ATM Large Cap Managed Volatility Portfolio	104,910,850	1,548,385,820	21,150,592	(187,495,023)	43,569,441	136,135,285	1,561,746,115	—	20,273,443
ATM Mid Cap Managed Volatility Portfolio	9,480,286	84,019,968	880,019	(9,245,856)	82,921	6,249,277	81,986,329	—	845,395
ATM Small Cap Managed Volatility Portfolio	38,500,559	498,044,990	6,750,606	(35,123,756)	2,442,021	41,033,844	513,147,705	—	6,531,319
AXA Global Equity Managed Volatility Portfolio	19,733,433	313,565,019	92,331	(19,788,950)	(44,002)	60,607,580	354,431,978	—	—
AXA International Core Managed Volatility Portfolio	18,026,672	177,779,773	92,331	(14,788,950)	4,734,471	32,302,530	200,120,155	—	—
AXA International Value Managed Volatility Portfolio	7,912,973	101,527,401	69,249	(11,091,712)	(1,125,102)	20,160,624	109,540,460	—	—
AXA Large Cap Core Managed Volatility Portfolio	38,650,002	407,623,442	2,949,246	(36,426,518)	11,499,507	46,645,343	432,291,020	—	2,753,042
AXA Large Cap Growth Managed Volatility Portfolio	8,911,682	274,879,522	5,250,778	(35,229,281)	15,411,899	34,046,946	294,359,864	—	5,077,656
AXA Large Cap Value Managed Volatility Portfolio	16,853,763	361,743,671	230,829	(79,922,374)	48,626,559	(21,959,625)	308,719,060	—	—
AXA/AB Small Cap Growth Portfolio	14,983,744	288,587,421	1,935,815	(20,334,806)	1,728,447	40,622,218	312,539,095	—	1,808,859
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,734,418	71,905,000	46,166	(7,394,475)	3,413,270	1,395,236	69,365,197	—	—
AXA/Loomis Sayles Growth Portfolio	17,493,966	121,999,562	57,707	(9,243,094)	1,609,064	30,341,649	144,764,888	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	9,683,233	101,496,405	46,166	(7,394,475)	2,685,531	13,614,473	110,448,100	—	—
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	47,804,573	1,351,071	(904,932)	(289)	(4,438,810)	—	119,663	1,231,408
EQ/BlackRock Basic Value Equity Portfolio	10,576,957	305,692,414	161,580	(61,680,662)	27,260,067	(20,380,651)	251,052,748	—	—
EQ/Core Bond Index Portfolio	82,385,926	862,482,617	65,438,574	(117,647,511)	1,677,083	15,763,572	827,714,335	—	—
EQ/Global Bond PLUS Portfolio	1,224,729	10,730,761	4,774	—	—	548,669	11,284,204	4,774	—
EQ/Intermediate Government Bond Portfolio	113,169,779	1,188,172,700	63,826,668	(94,279,555)	(25,279)	12,415,556	1,170,110,090	9,112	228,942
EQ/International Equity Index Portfolio	8,625,151	83,449,069	—	(13,000,000)	709,676	14,738,216	85,896,961	—	—
EQ/JPMorgan Value Opportunities Portfolio	8,015,810	147,731,998	1,039,897	—	—	13,805,706	162,577,601	—	1,039,897
EQ/Large Cap Growth Index Portfolio	1,506,628	36,902,537	93,039	(21,894,475)	12,207,208	(5,950,321)	21,357,988	—	46,873
EQ/MFS International Growth Portfolio	56,718,680	390,548,227	126,956	(20,334,806)	2,095,883	93,596,043	466,032,303	—	—
EQ/PIMCO Ultra Short Bond Portfolio	35,327,333	352,645,672	32,708,849	(36,972,374)	3,147	5,843,832	354,229,126	78,021	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Quality Bond PLUS Portfolio	11,846,998	93,527,324	14,224,866	(7,394,475)	1,897	1,675,232	102,034,844	178,700	—
EQ/T. Rowe Price Growth Stock Portfolio	1,406,261	59,098,058	563,434	(5,545,856)	948,947	13,361,038	68,425,621	—	528,809
Multimanager Core Bond Portfolio	13,241,692	122,646,187	16,207,646	(9,243,094)	1,992	1,689,766	131,302,497	2,149,938	—
Multimanager Mid Cap Growth Portfolio	1,484,742	16,183,658	73,448	(3,250,000)	183,777	2,661,189	15,852,072	—	73,448
Multimanager Mid Cap Value Portfolio	1,317,280	24,028,855	—	(3,500,000)	722,143	520,560	21,771,558	—	—

Total		9,324,449,011	302,744,020	(989,747,488)	187,245,138	774,374,480	9,599,065,161	2,549,307	45,278,137

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.

(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(d)	Formerly known as EQ/High Yield Bond Portfolio.

(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.

(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $44,903,799 (at a cost of $43,811,613), representing 5,273,937 shares of AXA/Pacific Global Small Cap Value Portfolio and 4,550,009 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,599,065,161	$—	$9,599,065,161

Total Assets	$—	$9,599,065,161	$—	$9,599,065,161

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,599,065,161	$—	$9,599,065,161

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,566,681,232
Aggregate gross unrealized depreciation	(26,082,760)

Net unrealized appreciation	$2,540,598,472

Federal income tax cost of investment securities and derivative instruments, if applicable	$7,058,466,689

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,159,048	$11,827,237
1290 VT Equity Income Portfolio‡	12,887,523	80,054,220
1290 VT GAMCO Small Company Value Portfolio‡	1,369,174	88,247,046
1290 VT High Yield Bond Portfolio‡	157,089	1,589,317
1290 VT Micro Cap Portfolio‡	2,185,787	26,629,501
1290 VT Small Cap Value Portfolio‡	3,167,541	34,463,803
ATM International Managed Volatility Portfolio‡	30,757,566	335,670,504
ATM Large Cap Managed Volatility Portfolio‡	54,585,365	812,580,216
ATM Mid Cap Managed Volatility Portfolio‡	5,149,989	44,537,548
ATM Small Cap Managed Volatility Portfolio‡	15,689,245	209,111,245
AXA Global Equity Managed Volatility Portfolio‡	7,174,964	128,869,443
AXA International Core Managed Volatility Portfolio‡	8,182,164	90,832,956
AXA International Value Managed Volatility Portfolio‡	4,747,934	65,726,352
AXA Large Cap Core Managed Volatility Portfolio‡	16,906,483	189,094,970
AXA Large Cap Growth Managed Volatility Portfolio‡	3,969,960	131,130,895
AXA Large Cap Value Managed Volatility Portfolio‡	10,264,465	188,019,493
AXA/AB Small Cap Growth Portfolio‡	5,250,301	109,513,632
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,749,249	32,491,545
AXA/Loomis Sayles Growth Portfolio‡	8,293,250	68,627,740
AXA/Morgan Stanley Small Cap Growth Portfolio‡	4,585,125	52,298,482
EQ/BlackRock Basic Value Equity Portfolio‡	4,762,628	113,044,894
EQ/Core Bond Index Portfolio‡	8,205,268	82,436,625
EQ/Intermediate Government Bond Portfolio‡	11,608,004	120,020,050
EQ/International Equity Index Portfolio‡	7,176,212	71,467,137
EQ/JPMorgan Value Opportunities Portfolio‡	2,916,297	59,148,684
EQ/Large Cap Growth Index Portfolio‡	2,215,551	31,407,689
EQ/MFS International Growth Portfolio‡	25,456,592	209,165,552
EQ/PIMCO Ultra Short Bond Portfolio‡	3,228,171	32,369,046
EQ/Quality Bond PLUS Portfolio‡	1,284,840	11,065,964
EQ/T. Rowe Price Growth Stock Portfolio*‡	392,531	19,099,692
Multimanager Core Bond Portfolio‡	1,376,975	13,653,861
Multimanager Mid Cap Growth Portfolio‡	804,642	8,590,882
Multimanager Mid Cap Value Portfolio‡	462,094	7,637,341

Total Investments (100.0%) (Cost $2,315,199,851)		3,480,423,562
Other Assets Less Liabilities (0.0%)		1,691,018

Net Assets (100%)		$3,482,114,580

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	1,159,048	—	11,651,593	—	—	175,644	11,827,237	1,593	—
1290 VT Equity Income Portfolio (b)	12,887,523	78,112,591	1,399,064	(5,469,721)	145,768	5,866,518	80,054,220	—	600,315
1290 VT GAMCO Small Company Value Portfolio (c)	1,369,174	82,632,117	2,329,162	(4,922,748)	550,381	7,658,134	88,247,046	—	1,610,288
1290 VT High Yield Bond Portfolio (d)	157,089	1,495,811	—	—	—	93,506	1,589,317	—	—
1290 VT Micro Cap Portfolio (e)	2,185,787	23,021,817	239,625	(1,640,916)	70,995	4,937,980	26,629,501	—	—
1290 VT Small Cap Value Portfolio (f)(aa)	3,167,541	16,791,073	178,377	(1,385,328)	(1,482)	3,139,668	34,463,803	—	—
ATM International Managed Volatility Portfolio	30,757,566	296,840,609	3,194,997	(21,878,882)	196,228	57,317,552	335,670,504	—	—
ATM Large Cap Managed Volatility Portfolio	54,585,365	763,683,938	18,273,868	(60,456,289)	6,298,931	84,779,768	812,580,216	—	10,526,000
ATM Mid Cap Managed Volatility Portfolio	5,149,989	43,128,263	858,352	(2,734,860)	63,699	3,222,094	44,537,548	—	458,977
ATM Small Cap Managed Volatility Portfolio	15,689,245	199,092,990	4,416,187	(12,033,385)	63,887	17,571,566	209,111,245	—	2,658,939
AXA Global Equity Managed Volatility Portfolio	7,174,964	111,781,489	798,749	(5,469,721)	(5,390)	21,764,316	128,869,443	—	—
AXA International Core Managed Volatility Portfolio	8,182,164	79,246,842	878,624	(6,016,693)	160,517	16,563,666	90,832,956	—	—
AXA International Value Managed Volatility Portfolio	4,747,934	59,098,902	798,749	(5,469,721)	(401,962)	11,700,384	65,726,352	—	—
AXA Large Cap Core Managed Volatility Portfolio	16,906,483	172,711,551	2,880,351	(11,486,413)	2,327,952	22,661,529	189,094,970	—	1,202,978
AXA Large Cap Growth Managed Volatility Portfolio	3,969,960	114,325,229	3,373,386	(7,657,609)	1,321,054	19,768,835	131,130,895	—	2,255,137
AXA Large Cap Value Managed Volatility Portfolio	10,264,465	191,958,242	1,916,998	(20,827,329)	12,065,619	2,905,963	188,019,493	—	—
AXA/AB Small Cap Growth Portfolio	5,250,301	99,695,962	1,592,011	(6,563,665)	326,956	14,462,368	109,513,632	—	633,512
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,749,249	32,588,030	399,375	(2,734,860)	1,177,579	1,061,421	32,491,545	—	—
AXA/Loomis Sayles Growth Portfolio	8,293,250	56,827,172	559,124	(3,828,804)	485,970	14,584,278	68,627,740	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	4,585,125	47,836,756	559,124	(3,828,804)	1,008,207	6,723,199	52,298,482	—	—
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	16,477,142	530,292	(255,589)	(654)	(1,009,696)	—	41,543	427,501
EQ/BlackRock Basic Value Equity Portfolio	4,762,628	119,924,935	1,198,124	(10,904,581)	633,477	2,192,939	113,044,894	—	—
EQ/Core Bond Index Portfolio	8,205,268	87,236,325	7,958,499	(14,513,665)	213,441	1,542,025	82,436,625	—	—
EQ/Intermediate Government Bond Portfolio	11,608,004	120,788,634	6,702,399	(8,751,553)	(447)	1,281,017	120,020,050	934	23,466

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/International Equity Index Portfolio	7,176,212	64,225,364	798,749	(5,469,721)	35,349	11,877,396	71,467,137	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,916,297	53,747,584	378,334	—	—	5,022,766	59,148,684	—	378,334
EQ/Large Cap Growth Index Portfolio	2,215,551	32,649,543	538,306	(7,981,832)	3,495,564	2,706,108	31,407,689	—	59,057
EQ/MFS International Growth Portfolio	25,456,592	174,557,924	1,437,749	(9,845,497)	755,345	42,260,031	209,165,552	—	—
EQ/PIMCO Ultra Short Bond Portfolio	3,228,171	34,620,005	486,376	(3,281,832)	(1,121)	545,618	32,369,046	7,127	—
EQ/Quality Bond PLUS Portfolio	1,284,840	7,903,262	3,499,218	(546,972)	2,418	208,038	11,065,964	19,343	—
EQ/T. Rowe Price Growth Stock Portfolio	392,531	16,748,047	467,497	(2,187,888)	358,264	3,713,772	19,099,692	—	147,998
Multimanager Core Bond Portfolio	1,376,975	10,764,190	3,284,490	(546,972)	971	151,182	13,653,861	204,615	—
Multimanager Mid Cap Growth Portfolio	804,642	7,642,891	119,892	(546,972)	10,553	1,364,518	8,590,882	—	40,017
Multimanager Mid Cap Value Portfolio	462,094	7,227,980	—	—	—	409,361	7,637,341	—	—

Total		3,225,383,210	83,697,641	(249,238,822)	31,358,069	389,223,464	3,480,423,562	275,155	21,022,519

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.

(c)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(d)	Formerly known as EQ/High Yield Bond Portfolio.

(e)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

(f)	Formerly known as AXA/Horizon Small Cap Value Portfolio.

(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $15,589,014 (at a cost of $15,741,495), representing 1,830,925 shares of AXA/Pacific Global Small Cap Value Portfolio and 2,762,648 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,480,423,562	$—	$3,480,423,562

Total Assets	$—	$3,480,423,562	$—	$3,480,423,562

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,480,423,562	$—	$3,480,423,562

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,172,699,906
Aggregate gross unrealized depreciation	(7,297,655)

Net unrealized appreciation	$1,165,402,251

Federal income tax cost of investment securities and derivative instruments, if applicable	$2,315,021,311

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	27,020	$1,376,399
iShares Global Infrastructure Fund	2,640	119,486
iShares International Treasury Bond Fund	2,840	139,870
iShares JP Morgan USD Emerging Markets Bond Fund	19,120	2,225,950
iShares Micro-Cap Fund	340	32,113
iShares MSCI EAFE Small-Cap Fund	2,170	134,540
iShares U.S. Oil & Gas Exploration & Production Fund	740	43,475
PowerShares DB Base Metals Fund*	1,320	23,905
PowerShares DB Commodity Index Tracking Fund*	2,390	36,806
PowerShares DB G10 Currency Harvest Fund*	7,390	176,621
PowerShares DB Gold Fund*	1,470	59,932
PowerShares DB Silver Fund*	400	10,240
PowerShares S&P 500 BuyWrite Portfolio	6,750	150,120
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	27,830	778,405
Vanguard Short-Term Inflation-Protected Securities Fund	6,480	320,436
Vanguard Total International Bond Fund	32,210	1,758,344

Total Exchange Traded Funds (24.6%) (Cost $7,225,061)		7,386,642

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	213,641	2,459,519
1290 VT Energy Portfolio‡	6,625	45,668
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	29,735	405,684
1290 VT GAMCO Small Company Value Portfolio‡	4,996	321,989
1290 VT High Yield Bond Portfolio‡	147,299	1,490,269
1290 VT Low Volatility Global Equity Portfolio‡	14,123	163,956
1290 VT Micro Cap Portfolio‡	11,831	144,138
1290 VT Natural Resources Portfolio‡	6,368	52,555
1290 VT Real Estate Portfolio‡	10,395	114,875
1290 VT SmartBeta Equity Portfolio‡	13,244	171,069
AQR Managed Futures Strategy, Institutional Class	5,468	48,122
AXA/AB Small Cap Growth Portfolio‡	14,385	300,049
AXA/ClearBridge Large Cap Growth Portfolio*‡	28,245	329,036
AXA/Janus Enterprise Portfolio*‡	25,655	456,355
BlackRock Global Long/Short Credit Fund, Institutional Class*	7,278	75,690
Eaton Vance Floating-Rate Fund, Institutional Class	92,586	832,352
EQ/BlackRock Basic Value Equity Portfolio‡	12,460	295,755
EQ/Capital Guardian Research Portfolio‡	22,726	622,316
EQ/Emerging Markets Equity PLUS Portfolio‡	30,200	304,982
EQ/Global Bond PLUS Portfolio‡	242,396	2,233,346
EQ/Intermediate Government Bond Portfolio‡	215,212	2,225,168
EQ/International Equity Index Portfolio‡	76,846	765,297
EQ/Invesco Comstock Portfolio‡	17,506	303,847
EQ/MFS International Growth Portfolio‡	55,888	459,207
EQ/PIMCO Global Real Return Portfolio‡	196,140	1,895,952
EQ/PIMCO Ultra Short Bond Portfolio‡	221,872	2,224,722
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,354	309,156
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,437	11,715
Franklin K2 Alternative Strategies Fund, Advisor Class	6,372	71,875
MSIF Frontier Markets Portfolio, Institutional Class	8,171	164,488
Multimanager Core Bond Portfolio‡	224,469	2,225,798
Multimanager Mid Cap Value Portfolio‡	26,892	444,459
PIMCO Foreign Bond Fund Unhedged, Institutional Class	27,152	272,332
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,456	136,835
Templeton Global Smaller Companies Fund, Advisor Class	17,736	183,388

Total Investment Companies (75.3%) (Cost $21,379,183)		22,561,964

Total Investments (99.9%) (Cost $28,604,244)		29,948,606
Other Assets Less Liabilities (0.1%)		17,258

Net Assets (100%)		$29,965,864

*    Non-income producing.

‡    All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	213,641	2,376,802	364,188	(576,280)	1,627	293,182	2,459,519	—	1
1290 VT Energy Portfolio (b)	6,625	50,687	8,256	(9,822)	20	(3,473)	45,668	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	29,735	397,398	59,877	(68,756)	—	17,165	405,684	—	2,088
1290 VT GAMCO Small Company Value Portfolio (d)	4,996	294,719	47,057	(49,111)	714	28,610	321,989	—	5,779
1290 VT High Yield Bond Portfolio (e)	147,299	1,443,854	214,645	(255,380)	(214)	87,364	1,490,269	—	—
1290 VT Low Volatility Global Equity Portfolio (f)	14,123	148,640	25,199	(29,467)	(6)	19,590	163,956	277	156
1290 VT Micro Cap Portfolio (g)	11,831	121,007	16,511	(19,645)	44	26,221	144,138	—	—
1290 VT Natural Resources Portfolio (h)	6,368	52,219	8,259	(9,822)	5	1,894	52,555	4	—
1290 VT Real Estate Portfolio (i)	10,395	110,679	17,843	(19,645)	10	5,988	114,875	447	884
1290 VT SmartBeta Equity Portfolio (j)	13,244	152,557	24,767	(29,467)	467	22,745	171,069	—	—
AXA/AB Small Cap Growth Portfolio	14,385	305,833	42,983	(91,111)	(239)	42,583	300,049	—	1,705
AXA/ClearBridge Large Cap Growth Portfolio	28,245	289,532	78,101	(58,934)	54	20,283	329,036	—	28,568
AXA/Janus Enterprise Portfolio	25,655	426,196	100,420	(120,578)	296	50,021	456,355	—	34,375
EQ/BlackRock Basic Value Equity Portfolio	12,460	310,385	41,278	(64,111)	1,403	6,800	295,755	—	—
EQ/Capital Guardian Research Portfolio	22,726	581,965	90,811	(165,045)	8,818	105,767	622,316	—	—
EQ/Emerging Markets Equity PLUS Portfolio	30,200	296,812	41,278	(105,111)	228	71,775	304,982	—	—
EQ/Global Bond PLUS Portfolio	242,396	2,119,797	402,156	(392,892)	(251)	104,536	2,233,346	933	—
EQ/Intermediate Government Bond Portfolio	215,212	2,095,820	500,667	(392,892)	(8)	21,581	2,225,168	17	427
EQ/International Equity Index Portfolio	76,846	727,971	107,323	(197,690)	(65)	127,758	765,297	—	—
EQ/Invesco Comstock Portfolio	17,506	285,412	49,723	(58,934)	1,792	25,854	303,847	190	—
EQ/MFS International Growth Portfolio	55,888	416,637	66,045	(120,578)	814	96,289	459,207	—	—
EQ/PIMCO Global Real Return Portfolio	196,140	1,850,451	389,019	(333,958)	124	(9,684)	1,895,952	24,329	—
EQ/PIMCO Ultra Short Bond Portfolio	221,872	2,139,944	443,703	(392,892)	17	33,950	2,224,722	479	—
EQ/T. Rowe Price Growth Stock Portfolio	6,354	306,226	51,872	(116,934)	7,583	60,409	309,156	—	2,339
Multimanager Core Bond Portfolio	224,469	2,123,340	466,459	(392,892)	(30)	28,921	2,225,798	36,235	—
Multimanager Mid Cap Value Portfolio	26,892	447,129	66,045	(93,578)	3,750	21,113	444,459	—	—

Total		19,872,012	3,724,485	(4,165,525)	26,953	1,307,242	20,765,167	62,911	76,322

(a)	Formerly known as EQ/Convertible Securities Portfolio.

(b)	Formerly known as EQ/Energy ETF Portfolio.

(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.

(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(e)	Formerly known as EQ/High Yield Bond Portfolio.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.

(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

(h)	Formerly known as AXA Natural Resources Portfolio.

(i)	Formerly known as AXA Real Estate Portfolio.

(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,386,642	$—	$—	$7,386,642
Investment Companies
Investment Companies	1,796,797	20,765,167	—	22,561,964

Total Assets	$9,183,439	$20,765,167	$—	$29,948,606

Total Liabilities	$—	$—	$—	$—

Total	$9,183,439	$20,765,167	$—	$29,948,606

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,456,868
Aggregate gross unrealized depreciation	(119,394)

Net unrealized appreciation	$1,337,474

Federal income tax cost of investment securities and derivative instruments, if applicable	$28,611,132

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	22,160	$1,128,830
iShares Global Infrastructure Fund	5,150	233,089
iShares International Treasury Bond Fund	2,040	100,470
iShares JP Morgan USD Emerging Markets Bond Fund	14,150	1,647,343
iShares Micro-Cap Fund	500	47,225
iShares MSCI EAFE Small-Cap Fund	3,330	206,460
iShares U.S. Oil & Gas Exploration & Production Fund	3,360	197,400
PowerShares DB Base Metals Fund*	3,010	54,511
PowerShares DB Commodity Index Tracking Fund*	4,930	75,922
PowerShares DB G10 Currency Harvest Fund*	12,470	298,033
PowerShares DB Gold Fund*	4,180	170,419
PowerShares DB Silver Fund*	1,090	27,904
PowerShares S&P 500 BuyWrite Portfolio	10,190	226,626
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	18,670	522,200
Vanguard Short-Term Inflation-Protected Securities Fund	4,000	197,800
Vanguard Total International Bond Fund	25,270	1,379,489

Total Exchange Traded Funds (20.8%) (Cost $6,417,022)		6,513,721

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	177,626	2,044,900
1290 VT Energy Portfolio‡	16,870	116,297
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	35,503	484,378
1290 VT GAMCO Small Company Value Portfolio‡	9,789	630,897
1290 VT High Yield Bond Portfolio‡	117,148	1,185,223
1290 VT Low Volatility Global Equity Portfolio‡	25,624	297,476
1290 VT Micro Cap Portfolio‡	20,829	253,757
1290 VT Natural Resources Portfolio‡	15,982	131,905
1290 VT Real Estate Portfolio‡	23,864	263,712
1290 VT SmartBeta Equity Portfolio‡	18,851	243,485
AQR Managed Futures Strategy, Institutional Class	22,078	194,286
AXA/AB Small Cap Growth Portfolio‡	25,834	538,857
AXA/ClearBridge Large Cap Growth Portfolio*‡	52,606	612,822
AXA/Janus Enterprise Portfolio*‡	46,684	830,415
BlackRock Global Long/Short Credit Fund, Institutional Class*	23,118	240,428
Eaton Vance Floating-Rate Fund, Institutional Class	65,568	589,455
EQ/BlackRock Basic Value Equity Portfolio‡	24,019	570,110
EQ/Capital Guardian Research Portfolio‡	40,028	1,096,093
EQ/Core Bond Index Portfolio‡	2,074	20,832
EQ/Emerging Markets Equity PLUS Portfolio‡	52,761	532,820
EQ/Global Bond PLUS Portfolio‡	178,635	1,645,880
EQ/Intermediate Government Bond Portfolio‡	159,091	1,644,909
EQ/International Equity Index Portfolio‡	138,697	1,381,273
EQ/Invesco Comstock Portfolio‡	34,870	605,238
EQ/MFS International Growth Portfolio‡	105,123	863,752
EQ/PIMCO Global Real Return Portfolio‡	150,571	1,455,471
EQ/PIMCO Ultra Short Bond Portfolio‡	167,104	1,675,566
EQ/T. Rowe Price Growth Stock Portfolio*‡	10,728	521,984
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	28,896	235,499
Franklin K2 Alternative Strategies Fund, Advisor Class	10,741	121,153
MSIF Frontier Markets Portfolio, Institutional Class	14,624	294,382
Multimanager Core Bond Portfolio‡	165,655	1,642,606
Multimanager Mid Cap Value Portfolio‡	53,006	876,062
PIMCO Foreign Bond Fund Unhedged, Institutional Class	24,411	244,843
Templeton Emerging Markets Small Cap Fund, Advisor Class	20,084	290,617
Templeton Global Smaller Companies Fund, Advisor Class	33,135	342,611

Total Investment Companies (78.8%) (Cost $23,244,257)		24,719,994

Total Investments (99.6%) (Cost $29,661,279)		31,233,715
Other Assets Less Liabilities (0.4%)		120,326

Net Assets (100%)		$31,354,041

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	177,626	1,550,845	1,004,583	(727,074)	2,394	214,152	2,044,900	—	—
1290 VT Energy Portfolio (b)	16,870	93,890	60,822	(31,884)	(221)	(6,310)	116,297	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	35,503	420,911	245,798	(202,535)	3	20,201	484,378	—	2,510
1290 VT GAMCO Small Company Value Portfolio (d)	9,789	433,661	285,098	(143,477)	1,033	54,582	630,897	—	11,400
1290 VT High Yield Bond Portfolio (e)	117,148	841,144	571,397	(286,954)	304	59,332	1,185,223	—	—
1290 VT Low Volatility Global Equity Portfolio (f)	25,624	194,340	152,845	(79,709)	664	29,336	297,476	506	285
1290 VT Micro Cap Portfolio (g)	20,829	165,998	91,233	(47,826)	332	44,020	253,757	—	—
1290 VT Natural Resources Portfolio (h)	15,982	98,074	60,831	(31,884)	79	4,805	131,905	10	—
1290 VT Real Estate Portfolio (i)	23,864	190,999	124,725	(63,767)	388	11,367	263,712	1,035	2,046
1290 VT SmartBeta Equity Portfolio (j)	18,851	211,628	152,055	(154,709)	3,308	31,203	243,485	—	—
AXA/AB Small Cap Growth Portfolio	25,834	436,040	276,782	(242,477)	15	68,497	538,857	—	3,083
AXA/ClearBridge Large Cap Growth Portfolio	52,606	401,954	327,359	(143,477)	(253)	27,239	612,822	—	53,661
AXA/Janus Enterprise Portfolio	46,684	589,471	488,758	(323,186)	2,359	73,013	830,415	—	63,005
EQ/BlackRock Basic Value Equity Portfolio	24,019	424,596	273,699	(143,477)	(36)	15,328	570,110	—	—
EQ/Capital Guardian Research Portfolio	40,028	838,580	547,397	(471,954)	8,116	173,954	1,096,093	—	—
EQ/Core Bond Index Portfolio	2,074	20,418	—	—	—	414	20,832	—	—
EQ/Emerging Markets Equity PLUS Portfolio	52,761	417,971	273,699	(266,477)	250	107,377	532,820	—	—
EQ/Global Bond PLUS Portfolio	178,635	1,259,579	912,199	(596,373)	841	69,634	1,645,880	692	—
EQ/Intermediate Government Bond Portfolio	159,091	1,269,895	911,837	(551,373)	337	14,213	1,644,909	13	318
EQ/International Equity Index Portfolio	138,697	1,043,479	699,452	(564,663)	(1,395)	204,400	1,381,273	—	—
EQ/Invesco Comstock Portfolio	34,870	422,535	274,080	(143,477)	680	51,420	605,238	381	—
EQ/MFS International Growth Portfolio	105,123	593,010	395,342	(282,245)	1,399	156,246	863,752	—	—
EQ/PIMCO Global Real Return Portfolio	150,571	1,128,219	796,681	(457,605)	136	(11,960)	1,455,471	18,818	—
EQ/PIMCO Ultra Short Bond Portfolio	167,104	1,273,636	899,870	(521,373)	248	23,185	1,675,566	364	—
EQ/T. Rowe Price Growth Stock Portfolio	10,728	430,418	277,681	(291,477)	7,884	97,478	521,984	—	3,983
Multimanager Core Bond Portfolio	165,655	1,267,789	967,192	(612,315)	(228)	20,168	1,642,606	25,275	—
Multimanager Mid Cap Value Portfolio	53,006	664,400	395,342	(231,245)	3,048	44,517	876,062	—	—

Total		16,683,480	11,466,757	(7,613,013)	31,685	1,597,811	22,166,720	47,094	140,291

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(a)	Formerly known as EQ/Convertible Securities Portfolio.

(b)	Formerly known as EQ/Energy ETF Portfolio.

(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.

(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(e)	Formerly known as EQ/High Yield Bond Portfolio.

(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.

(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

(h)	Formerly known as AXA Natural Resources Portfolio.

(i)	Formerly known as AXA Real Estate Portfolio.

(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,513,721	$—	$—	$6,513,721
Investment Companies
Investment Companies	2,553,274	22,166,720	—	24,719,994

Total Assets	$9,066,995	$22,166,720	$—	$31,233,715

Total Liabilities	$—	$—	$—	$—

Total	$9,066,995	$22,166,720	$—	$31,233,715

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,796,819
Aggregate gross unrealized depreciation	(184,436)

Net unrealized appreciation	$1,612,383

Federal income tax cost of investment securities and derivative instruments, if applicable	$29,621,332

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	14,110	$718,763
iShares Global Infrastructure Fund	6,280	284,233
iShares International Treasury Bond Fund	1,730	85,202
iShares JP Morgan USD Emerging Markets Bond Fund	7,770	904,583
iShares Micro-Cap Fund	640	60,448
iShares MSCI EAFE Small-Cap Fund	4,820	298,840
iShares U.S. Oil & Gas Exploration & Production Fund	3,070	180,362
PowerShares DB Base Metals Fund*	3,260	59,039
PowerShares DB Commodity Index Tracking Fund*	7,350	113,190
PowerShares DB G10 Currency Harvest Fund*	11,665	278,794
PowerShares DB Gold Fund*	4,630	188,765
PowerShares DB Silver Fund*	1,350	34,560
PowerShares S&P 500 BuyWrite Portfolio	11,580	257,539
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	10,450	292,287
Vanguard Short-Term Inflation-Protected Securities Fund	2,450	121,153
Vanguard Total International Bond Fund	12,650	690,564

Total Exchange Traded Funds (19.5%) (Cost $4,425,715)		4,568,322

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	107,258	1,234,794
1290 VT Energy Portfolio‡	20,905	144,112
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	34,349	468,637
1290 VT GAMCO Small Company Value Portfolio‡	8,513	548,705
1290 VT High Yield Bond Portfolio‡	60,826	615,393
1290 VT Low Volatility Global Equity Portfolio‡	22,494	261,137
1290 VT Micro Cap Portfolio‡	19,276	234,835
1290 VT Natural Resources Portfolio‡	18,400	151,855
1290 VT Real Estate Portfolio‡	26,000	287,317
1290 VT SmartBeta Equity Portfolio‡	20,213	261,081
AQR Managed Futures Strategy, Institutional Class	31,465	276,890
AXA/AB Small Cap Growth Portfolio‡	26,601	554,850
AXA/ClearBridge Large Cap Growth Portfolio*‡	46,812	545,318
AXA/Janus Enterprise Portfolio*‡	46,540	827,853
BlackRock Global Long/Short Credit Fund, Institutional Class*	27,434	285,316
Eaton Vance Floating-Rate Fund, Institutional Class	16,414	147,566
EQ/BlackRock Basic Value Equity Portfolio‡	21,179	502,701
EQ/Capital Guardian Research Portfolio‡	39,278	1,075,563
EQ/Core Bond Index Portfolio‡	1,451	14,583
EQ/Emerging Markets Equity PLUS Portfolio‡	55,759	563,097
EQ/Global Bond PLUS Portfolio‡	100,561	926,535
EQ/Intermediate Government Bond Portfolio‡	87,815	907,955
EQ/International Equity Index Portfolio‡	133,581	1,330,322
EQ/Invesco Comstock Portfolio‡	30,964	537,434
EQ/MFS International Growth Portfolio‡	97,333	799,743
EQ/PIMCO Global Real Return Portfolio‡	81,235	785,242
EQ/PIMCO Ultra Short Bond Portfolio‡	90,688	909,332
EQ/T. Rowe Price Growth Stock Portfolio*‡	11,101	540,152
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	41,663	339,554
Franklin K2 Alternative Strategies Fund, Advisor Class	8,111	91,493
MSIF Frontier Markets Portfolio, Institutional Class	12,673	255,112
Multimanager Core Bond Portfolio‡	94,151	933,584
Multimanager Mid Cap Value Portfolio‡	48,062	794,351
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,547	155,941
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,505	267,763
Templeton Global Smaller Companies Fund, Advisor Class	24,807	256,507

Total Investment Companies (80.5%) (Cost $17,158,075)		18,832,623

Total Investments (100.0%) (Cost $21,583,790)		23,400,945
Other Assets Less Liabilities (0.0%)		(8,448)

Net Assets (100%)		$23,392,497

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017 were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	107,258	1,177,501	127,922	(219,135)	634	147,872	1,234,794	—	1
1290 VT Energy Portfolio (b)	20,905	160,129	14,760	(18,939)	(9)	(11,829)	144,112	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	34,349	459,815	51,669	(63,129)	(5)	20,287	468,637	—	2,468
1290 VT GAMCO Small Company Value Portfolio (d)	8,513	503,318	64,187	(69,442)	442	50,200	548,705	—	10,066
1290 VT High Yield Bond Portfolio (e)	60,826	564,199	96,961	(82,068)	(113)	36,414	615,393	—	—
1290 VT Low Volatility Global Equity Portfolio (f)	22,494	236,734	30,226	(37,877)	318	31,736	261,137	451	254
1290 VT Micro Cap Portfolio (g)	19,276	230,300	24,600	(64,565)	(31)	44,531	234,835	—	—
1290 VT Natural Resources Portfolio (h)	18,400	150,400	14,771	(18,939)	7	5,616	151,855	11	—
1290 VT Real Estate Portfolio (i)	26,000	244,503	65,928	(37,877)	14	14,749	287,317	1,145	2,263
1290 VT SmartBeta Equity Portfolio (j)	20,213	253,768	29,520	(60,877)	2,946	35,724	261,081	—	—
AXA/AB Small Cap Growth Portfolio	26,601	514,128	57,346	(91,442)	(135)	74,953	554,850	—	3,225
AXA/ClearBridge Large Cap Growth Portfolio	46,812	478,823	107,553	(75,755)	18	34,679	545,318	—	48,513
AXA/Janus Enterprise Portfolio	46,540	702,853	147,462	(107,319)	136	84,721	827,853	—	63,820
EQ/BlackRock Basic Value Equity Portfolio	21,179	506,926	59,041	(75,755)	344	12,145	502,701	—	—
EQ/Capital Guardian Research Portfolio	39,278	986,672	113,162	(223,197)	11,584	187,342	1,075,563	—	—
EQ/Core Bond Index Portfolio	1,451	14,292	—	—	—	291	14,583	—	—
EQ/Emerging Markets Equity PLUS Portfolio	55,759	478,374	54,121	(91,442)	(47)	122,091	563,097	—	—
EQ/Global Bond PLUS Portfolio	100,561	864,351	142,797	(126,258)	28	45,617	926,535	396	—
EQ/Intermediate Government Bond Portfolio	87,815	859,278	165,587	(126,258)	(9)	9,357	907,955	7	178
EQ/International Equity Index Portfolio	133,581	1,238,839	138,602	(273,172)	(15)	226,068	1,330,322	—	—
EQ/Invesco Comstock Portfolio	30,964	526,335	59,385	(97,755)	1,434	48,035	537,434	344	—
EQ/MFS International Growth Portfolio	97,333	699,123	83,641	(153,319)	1,690	168,608	799,743	—	—
EQ/PIMCO Global Real Return Portfolio	81,235	747,281	148,956	(107,319)	71	(3,747)	785,242	10,314	—
EQ/PIMCO Ultra Short Bond Portfolio	90,688	877,537	143,602	(126,258)	18	14,433	909,332	201	—
EQ/T. Rowe Price Growth Stock Portfolio	11,101	492,553	63,232	(131,755)	5,969	110,153	540,152	—	4,191
Multimanager Core Bond Portfolio	94,151	866,673	186,945	(132,571)	(6)	12,543	933,584	15,624	—
Multimanager Mid Cap Value Portfolio	48,062	795,718	106,641	(151,319)	3,750	39,561	794,351	—	—

Total		15,630,423	2,298,617	(2,763,742)	29,033	1,562,150	16,756,481	28,493	134,979

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(a)	Formerly known as EQ/Convertible Securities Portfolio.

(b)	Formerly known as EQ/Energy ETF Portfolio.

(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.

(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(e)	Formerly known as EQ/High Yield Bond Portfolio.

(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.

(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

(h)	Formerly known as AXA Natural Resources Portfolio.

(i)	Formerly known as AXA Real Estate Portfolio.

(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,568,322	$—	$—	$4,568,322
Investment Companies
Investment Companies	2,076,142	16,756,481	—	18,832,623

Total Assets	$6,644,464	$16,756,481	$—	$23,400,945

Total Liabilities	$—	$—	$—	$—

Total	$6,644,464	$16,756,481	$—	$23,400,945

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,007,191
Aggregate gross unrealized depreciation	(138,304)

Net unrealized appreciation	$1,868,887

Federal income tax cost of investment securities and derivative instruments, if applicable	$21,532,058

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	4,920	$250,625
iShares Global Infrastructure Fund	5,280	238,973
iShares International Treasury Bond Fund	1,060	52,205
iShares JP Morgan USD Emerging Markets Bond Fund	2,420	281,737
iShares Micro-Cap Fund	240	22,668
iShares MSCI EAFE Small-Cap Fund	1,390	86,180
iShares U.S. Oil & Gas Exploration & Production Fund	2,900	170,375
PowerShares DB Base Metals Fund*	2,920	52,881
PowerShares DB Commodity Index Tracking Fund*	7,490	115,346
PowerShares DB G10 Currency Harvest Fund*	7,000	167,300
PowerShares DB Gold Fund*	4,025	164,099
PowerShares DB Silver Fund*	1,110	28,416
PowerShares S&P 500 BuyWrite Portfolio	7,400	164,576
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	2,620	73,281
Vanguard Short-Term Inflation - Protected Securities Fund	620	30,659
Vanguard Total International Bond Fund	3,710	202,529

Total Exchange Traded Funds (17.0%) (Cost $2,154,453)		2,101,850

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	43,811	504,364
1290 VT Energy Portfolio‡	26,326	181,484
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	14,174	193,383
1290 VT GAMCO Small Company Value Portfolio‡	5,543	357,252
1290 VT High Yield Bond Portfolio‡	20,546	207,871
1290 VT Low Volatility Global Equity Portfolio‡	15,353	178,240
1290 VT Micro Cap Portfolio‡	13,176	160,518
1290 VT Natural Resources Portfolio‡	21,546	177,825
1290 VT Real Estate Portfolio‡	27,254	301,165
1290 VT SmartBeta Equity Portfolio‡	13,758	177,700
AQR Managed Futures Strategy, Institutional Class	17,171	151,105
AXA/AB Small Cap Growth Portfolio‡	17,126	357,217
AXA/ClearBridge Large Cap Growth Portfolio*‡	29,926	348,616
AXA/Janus Enterprise Portfolio*‡	29,641	527,254
BlackRock Global Long/Short Credit Fund, Institutional Class*	11,124	115,685
Eaton Vance Floating-Rate Fund, Institutional Class	6,962	62,590
EQ/BlackRock Basic Value Equity Portfolio‡	14,763	350,409
EQ/Capital Guardian Research Portfolio‡	25,519	698,795
EQ/Core Bond Index Portfolio‡	1,555	15,624
EQ/Emerging Markets Equity PLUS Portfolio‡	35,544	358,946
EQ/Global Bond PLUS Portfolio‡	34,124	314,403
EQ/Intermediate Government Bond Portfolio‡	30,309	313,378
EQ/International Equity Index Portfolio‡	85,115	847,653
EQ/Invesco Comstock Portfolio‡	19,844	344,432
EQ/MFS International Growth Portfolio‡	63,327	520,331
EQ/PIMCO Global Real Return Portfolio‡	27,819	268,910
EQ/PIMCO Ultra Short Bond Portfolio‡	31,030	311,141
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,994	340,295
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	12,864	104,839
Franklin K2 Alternative Strategies Fund, Advisor Class	6,832	77,062
MSIF Frontier Markets Portfolio, Institutional Class	7,663	154,246
Multimanager Core Bond Portfolio‡	31,344	310,800
Multimanager Mid Cap Value Portfolio‡	31,839	526,220
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,928	39,394
Templeton Emerging Markets Small Cap Fund, Advisor Class	11,702	169,322
Templeton Global Smaller Companies Fund, Advisor Class	22,845	236,219

Total Investment Companies (83.1%) (Cost $9,413,950)		10,304,688

Total Investments (100.1%) (Cost $11,568,403)		12,406,538
Other Assets Less Liabilities (-0.1%)		(12,631)

Net Assets (100%)		$12,393,907

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	43,811	519,925	29,866	(108,073)	530	62,116	504,364	—	—
1290 VT Energy Portfolio (b)	26,326	181,038	41,653	(29,286)	107	(12,028)	181,484	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	14,174	205,421	12,965	(33,469)	3	8,463	193,383	—	1,019
1290 VT GAMCO Small Company Value Portfolio (d)	5,543	342,508	40,460	(58,571)	2,341	30,514	357,252	—	6,554
1290 VT High Yield Bond Portfolio (e)	20,546	216,566	11,946	(33,469)	(144)	12,972	207,871	—	—
1290 VT Low Volatility Global Equity Portfolio (f)	15,353	174,100	10,934	(29,286)	1,120	21,372	178,240	308	173
1290 VT Micro Cap Portfolio (g)	13,176	172,179	7,466	(51,618)	4,840	27,651	160,518	—	—
1290 VT Natural Resources Portfolio (h)	21,546	183,049	17,466	(29,286)	298	6,298	177,825	13	—
1290 VT Real Estate Portfolio (i)	27,254	283,944	51,591	(50,204)	546	15,288	301,165	1,200	2,372
1290 VT SmartBeta Equity Portfolio (j)	13,758	171,167	10,453	(29,286)	1,981	23,385	177,700	—	—
AXA/AB Small Cap Growth Portfolio	17,126	343,931	22,983	(58,571)	65	48,809	357,217	—	2,077
AXA/ClearBridge Large Cap Growth Portfolio	29,926	331,753	51,900	(58,571)	(229)	23,763	348,616	—	30,994
AXA/Janus Enterprise Portfolio	29,641	494,708	70,492	(96,173)	(1,240)	59,467	527,254	—	40,627
EQ/BlackRock Basic Value Equity Portfolio	14,763	365,526	46,906	(70,771)	5,332	3,416	350,409	—	—
EQ/Capital Guardian Research Portfolio	25,519	676,677	40,319	(149,859)	24,615	107,043	698,795	—	—
EQ/Core Bond Index Portfolio	1,555	15,313	—	—	—	311	15,624	—	—
EQ/Emerging Markets Equity PLUS Portfolio	35,544	328,235	20,906	(71,071)	171	80,705	358,946	—	—
EQ/Global Bond PLUS Portfolio	34,124	288,849	60,654	(50,204)	65	15,039	314,403	134	—
EQ/Intermediate Government Bond Portfolio	30,309	310,696	49,683	(50,204)	20	3,183	313,378	2	61
EQ/International Equity Index Portfolio	85,115	858,459	51,654	(211,550)	(2,898)	151,988	847,653	—	—
EQ/Invesco Comstock Portfolio	19,844	372,769	21,127	(82,571)	6,368	26,739	344,432	220	—
EQ/MFS International Growth Portfolio	63,327	490,387	29,866	(113,673)	1,098	112,653	520,331	—	—
EQ/PIMCO Global Real Return Portfolio	27,819	262,247	49,662	(41,837)	140	(1,302)	268,910	3,529	—
EQ/PIMCO Ultra Short Bond Portfolio	31,030	313,203	43,188	(50,204)	(23)	4,977	311,141	69	—
EQ/T. Rowe Price Growth Stock Portfolio	6,994	340,251	23,545	(100,771)	17,060	60,210	340,295	—	2,639
Multimanager Core Bond Portfolio	31,344	305,929	54,894	(54,388)	30	4,335	310,800	5,281	—
Multimanager Mid Cap Value Portfolio	31,839	560,223	55,866	(119,673)	13,831	15,973	526,220	—	—

Total		9,109,053	928,445	(1,832,639)	76,027	913,340	9,194,226	10,756	86,516

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(a)	Formerly known as EQ/Convertible Securities Portfolio.

(b)	Formerly known as EQ/Energy ETF Portfolio.

(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.

(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(e)	Formerly known as EQ/High Yield Bond Portfolio.

(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.

(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

(h)	Formerly known as AXA Natural Resources Portfolio.

(i)	Formerly known as AXA Real Estate Portfolio.

(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,101,850	$—	$—	$2,101,850
Investment Companies
Investment Companies	1,110,462	9,194,226	—	10,304,688

Total Assets	$3,212,312	$9,194,226	$—	$12,406,538

Total Liabilities	$—	$—	$—	$—

Total	$3,212,312	$9,194,226	$—	$12,406,538

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,207,375
Aggregate gross unrealized depreciation	(280,057)

Net unrealized appreciation	$927,318

Federal income tax cost of investment securities and derivative instruments, if applicable	$11,479,220

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	920	$46,865
iShares Global Infrastructure Fund	3,610	163,389
iShares International Treasury Bond Fund	160	7,880
iShares JP Morgan USD Emerging Markets Bond Fund	540	62,867
iShares Micro-Cap Fund	200	18,890
iShares MSCI EAFE Small-Cap Fund	730	45,260
iShares U.S. Oil & Gas Exploration & Production Fund	2,480	145,700
PowerShares DB Base Metals Fund*	2,090	37,850
PowerShares DB Commodity Index Tracking Fund*	6,470	99,638
PowerShares DB G10 Currency Harvest Fund*	4,635	110,776
PowerShares DB Gold Fund*	3,020	123,125
PowerShares DB Silver Fund*	850	21,760
PowerShares S&P 500 BuyWrite Portfolio	4,460	99,190
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	780	21,817
Vanguard Short-Term Inflation-Protected Securities Fund	270	13,351
Vanguard Total International Bond Fund	840	45,856

Total Exchange Traded Funds (17.4%) (Cost $1,139,021)		1,064,214

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	15,455	177,925
1290 VT Energy Portfolio‡	19,110	131,735
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	4,294	58,589
1290 VT GAMCO Small Company Value Portfolio‡	3,204	206,484
1290 VT High Yield Bond Portfolio‡	4,051	40,985
1290 VT Low Volatility Global Equity Portfolio‡	8,538	99,124
1290 VT Micro Cap Portfolio‡	7,872	95,910
1290 VT Natural Resources Portfolio‡	16,498	136,164
1290 VT Real Estate Portfolio‡	19,673	217,398
1290 VT SmartBeta Equity Portfolio‡	7,780	100,496
AQR Managed Futures Strategy, Institutional Class	7,861	69,175
AXA/AB Small Cap Growth Portfolio‡	10,063	209,892
AXA/ClearBridge Large Cap Growth Portfolio*‡	17,070	198,851
AXA/Janus Enterprise Portfolio*‡	16,964	301,762
BlackRock Global Long/Short Credit Fund, Institutional Class*	3,443	35,812
Eaton Vance Floating-Rate Fund, Institutional Class	1,641	14,757
EQ/BlackRock Basic Value Equity Portfolio‡	8,440	200,334
EQ/Capital Guardian Research Portfolio‡	14,824	405,917
EQ/Emerging Markets Equity PLUS Portfolio‡	19,715	199,095
EQ/Global Bond PLUS Portfolio‡	5,501	50,682
EQ/Intermediate Government Bond Portfolio‡	5,523	57,104
EQ/International Equity Index Portfolio‡	49,981	497,760
EQ/Invesco Comstock Portfolio‡	11,398	197,837
EQ/MFS International Growth Portfolio‡	36,268	297,997
EQ/PIMCO Global Real Return Portfolio‡	4,827	46,660
EQ/PIMCO Ultra Short Bond Portfolio‡	5,388	54,028
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,127	200,825
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	2,814	22,934
Franklin K2 Alternative Strategies Fund, Advisor Class	2,401	27,086
MSIF Frontier Markets Portfolio, Institutional Class	4,837	97,377
Multimanager Core Bond Portfolio‡	5,334	52,889
Multimanager Mid Cap Value Portfolio‡	17,434	288,148
PIMCO Foreign Bond Fund Unhedged, Institutional Class	849	8,511
Templeton Emerging Markets Small Cap Fund, Advisor Class	6,969	100,836
Templeton Global Smaller Companies Fund, Advisor Class	15,510	160,370

Total Investment Companies (82.8%) (Cost $4,719,591)		5,061,449

Total Investments (100.2%) (Cost $5,858,612)		6,125,663
Other Assets Less Liabilities (-0.2%)		(11,992)

Net Assets (100%)		$6,113,671

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio (a)	15,455	153,085	31,639	(26,915)	49	20,067	177,925	—	—
1290 VT Energy Portfolio (b)	19,110	119,366	40,199	(19,225)	(318)	(8,287)	131,735	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio (c)	4,294	45,658	20,194	(9,612)	17	2,332	58,589	—	295
1290 VT GAMCO Small Company Value Portfolio (d)	3,204	189,923	39,789	(41,960)	467	18,265	206,484	—	3,630
1290 VT High Yield Bond Portfolio (e)	4,051	37,594	6,780	(5,767)	34	2,344	40,985	—	—
1290 VT Low Volatility Global Equity Portfolio (f)	8,538	84,444	18,336	(15,380)	258	11,466	99,124	164	92
1290 VT Micro Cap Portfolio (g)	7,872	76,425	13,560	(11,535)	223	17,237	95,910	—	—
1290 VT Natural Resources Portfolio (h)	16,498	115,725	34,209	(19,225)	81	5,374	136,164	10	—
1290 VT Real Estate Portfolio (i)	19,673	169,927	71,146	(34,605)	459	10,471	217,398	828	1,638
1290 VT SmartBeta Equity Portfolio (j)	7,780	84,341	18,080	(15,380)	229	13,226	100,496	—	—
AXA/AB Small Cap Growth Portfolio	10,063	176,439	37,329	(30,760)	189	26,695	209,892	—	1,170
AXA/ClearBridge Large Cap Growth Portfolio	17,070	164,339	53,084	(30,760)	81	12,107	198,851	—	16,925
AXA/Janus Enterprise Portfolio	16,964	241,769	74,289	(44,217)	811	29,110	301,762	—	22,311
EQ/BlackRock Basic Value Equity Portfolio	8,440	183,803	48,159	(36,360)	84	4,648	200,334	—	—
EQ/Capital Guardian Research Portfolio	14,824	341,530	70,058	(76,797)	3,788	67,338	405,917	—	—
EQ/Emerging Markets Equity PLUS Portfolio	19,715	163,220	36,159	(42,760)	210	42,266	199,095	—	—
EQ/Global Bond PLUS Portfolio	5,501	46,465	11,320	(9,612)	(12)	2,521	50,682	21	—
EQ/Intermediate Government Bond Portfolio	5,523	50,335	15,811	(9,612)	16	554	57,104	—	11
EQ/International Equity Index Portfolio	49,981	427,063	89,367	(99,839)	(31)	81,200	497,760	—	—
EQ/Invesco Comstock Portfolio	11,398	185,894	36,280	(41,960)	336	17,287	197,837	121	—
EQ/MFS International Growth Portfolio	36,268	238,979	51,979	(53,217)	665	59,591	297,997	—	—
EQ/PIMCO Global Real Return Portfolio	4,827	39,321	15,225	(7,690)	25	(221)	46,660	585	—
EQ/PIMCO Ultra Short Bond Portfolio	5,388	47,024	15,811	(9,612)	3	802	54,028	11	—
EQ/T. Rowe Price Growth Stock Portfolio	4,127	164,834	37,650	(42,760)	3,366	37,735	200,825	—	1,491
Multimanager Core Bond Portfolio	5,334	49,568	12,177	(9,612)	(4)	760	52,889	877	—
Multimanager Mid Cap Value Portfolio	17,434	276,599	51,979	(55,417)	412	14,575	288,148	—	—

Total		3,873,670	950,609	(800,589)	11,438	489,463	4,524,591	2,617	47,563

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(a)	Formerly known as EQ/Convertible Securities Portfolio.

(b)	Formerly known as EQ/Energy ETF Portfolio.

(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.

(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(e)	Formerly known as EQ/High Yield Bond Portfolio.

(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.

(g)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

(h)	Formerly known as AXA Natural Resources Portfolio.

(i)	Formerly known as AXA Real Estate Portfolio.

(j)	Formerly known as AXA SmartBeta Equity Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,064,214	$—	$—	$1,064,214
Investment Companies
Investment Companies	536,858	4,524,591	—	5,061,449

Total Assets	$1,601,072	$4,524,591	$—	$6,125,663

Total Liabilities	$—	$—	$—	$—

Total	$1,601,072	$4,524,591	$—	$6,125,663

There were no transfers between Levels 1, 2 or 3 during nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569,540
Aggregate gross unrealized depreciation	(231,247)

Net unrealized appreciation	$338,293

Federal income tax cost of investment securities and derivative instruments, if applicable	$5,787,370

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,315,556	$13,424,285
1290 VT High Yield Bond Portfolio‡	2,012,837	20,364,451
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	806,251	8,038,322
EQ/Core Bond Index Portfolio‡	9,383,612	94,275,208
EQ/PIMCO Global Real Return Portfolio‡	1,047,696	10,127,383
EQ/Quality Bond PLUS Portfolio‡	5,171,764	44,542,936
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	345,235	5,116,383

Total Investments (99.8%) (Cost $195,106,057)		195,888,968
Other Assets Less Liabilities (0.2%)		379,396

Net Assets (100%)		$196,268,364

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio (a)	1,315,556	9,551,774	3,402,631	—	—	469,880	13,424,285	2,631	—
1290 VT High Yield Bond Portfolio (b)	2,012,837	22,916,129	146,068	(4,007,578)	(102,005)	1,411,837	20,364,451	—	—
EQ/Core Bond Index Portfolio	9,383,612	103,504,926	1,898,882	(13,098,518)	(7,950)	1,977,868	94,275,208	—	—
EQ/PIMCO Global Real Return Portfolio	1,047,696	10,899,041	278,352	(1,007,578)	1,330	(43,762)	10,127,383	132,284	—
EQ/Quality Bond PLUS Portfolio	5,171,764	47,091,540	662,142	(4,030,313)	21,626	797,941	44,542,936	77,871	—

Total		193,963,410	6,388,075	(22,143,987)	(86,999)	4,613,764	182,734,263	212,786	—

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

(b)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$13,154,705	$182,734,263	$—	$195,888,968

Total Assets	$13,154,705	$182,734,263	$—	$195,888,968

Total Liabilities	$—	$—	$—	$—

Total	$13,154,705	$182,734,263	$—	$195,888,968

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,796,250
Aggregate gross unrealized depreciation	(1,014,394)

Net unrealized appreciation	$781,856

Federal income tax cost of investment securities and derivative instruments, if applicable	$195,107,112

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT Micro Cap Portfolio‡	2,271,754	$27,676,835
AXA/Morgan Stanley Small Cap Growth Portfolio‡	5,840,963	66,622,711

Total Investments (100.3%) (Cost $69,832,706)		94,299,546
Other Assets Less Liabilities (-0.3%)		(303,500)

Net Assets (100%)		$93,996,046

‡ All,	or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Micro Cap Portfolio (a)	2,271,754	23,696,835	773,349	(1,959,797)	119,561	5,046,887	27,676,835	—	–
AXA/Morgan Stanley Small Cap Growth Portfolio	5,840,963	60,052,159	2,038,830	(5,166,739)	560,270	9,138,191	66,622,711	—	—

Total		83,748,994	2,812,179	(7,126,536)	679,831	14,185,078	94,299,546	—	—

(a)	Formerly known as AXA/Lord Abbett Micro Cap Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$94,299,546	$—	$94,299,546

Total Assets	$—	$94,299,546	$—	$94,299,546

Total Liabilities	$—	$—	$—	$—

Total	$—	$94,299,546	$—	$94,299,546

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,455,772
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$24,455,772

Federal income tax cost of investment securities and derivative instruments, if applicable	$69,843,774

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT GAMCO Small Company Value Portfolio‡	888,744	$57,282,035
1290 VT Small Cap Value Portfolio‡	10,628,319	115,639,302

Total Investments (100.1%) (Cost $133,499,199)		172,921,337
Other Assets Less Liabilities (-0.1%)		(126,435)

Net Assets (100%)		$172,794,902

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio (a)	888,744	42,451,517	12,191,151	(2,233,898)	23,199	4,850,066	57,282,035	—	1,048,217
1290 VT Small Cap Value Portfolio (b)(aa)	10,628,319	68,821,504	2,032,675	(21,794,415)	1,520,199	16,265,962	115,639,302	—	—
AXA/Pacific Global Small Cap Value Portfolio (aa)	—	63,815,237	2,411,494	(6,502,961)	583,928	(11,514,321)	—	147,639	1,519,290

Total		175,088,258	16,635,320	(30,531,274)	2,127,326	9,601,707	172,921,337	147,639	2,567,507

(a)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(b)	Formerly known as AXA/Horizon Small Cap Value Portfolio.

(aa)	After the close of business on May 19, 2017, the Portfolio exchanged its Class K shares in AXA/Pacific Global Small Cap Value Portfolio for Class K shares of the 1290 VT Small Cap Value Portfolio with a value of $55,401,527 (at a cost of $48,793,377), representing 6,506,892 shares of AXA/Pacific Global Small Cap Value Portfolio and 5,613,723 shares of 1290 VT Small Cap Value Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$172,921,337	$—	$172,921,337

Total Assets	$—	$172,921,337	$—	$172,921,337

Total Liabilities	$—	$—	$—	$—

Total	$—	$172,921,337	$—	$172,921,337

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,615,799
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$39,615,799

Federal income tax cost of investment securities and derivative instruments, if applicable	$133,305,538

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	442,152	$4,473,383
EQ/BlackRock Basic Value Equity Portfolio‡	70,324	1,669,204
EQ/Core Bond Index Portfolio‡	1,209,732	12,153,922
EQ/Emerging Markets Equity PLUS Portfolio‡	220,785	2,229,643
EQ/Equity 500 Index Portfolio‡	309,028	13,117,460
EQ/Global Bond PLUS Portfolio‡	508,340	4,683,661
EQ/International Equity Index Portfolio‡	642,798	6,401,554
EQ/MFS International Growth Portfolio‡	181,933	1,494,866
EQ/PIMCO Ultra Short Bond Portfolio‡	369,306	3,703,049
EQ/Quality Bond PLUS Portfolio‡	671,392	5,782,513
EQ/Small Company Index Portfolio‡	93,572	1,173,136
Multimanager Aggressive Equity Portfolio‡	13,041	748,471
Multimanager Mid Cap Growth Portfolio‡	91,638	978,386
Multimanager Mid Cap Value Portfolio‡	75,760	1,252,143

Total Investments (99.9%) (Cost $48,332,607)		59,861,391
Other Assets Less Liabilities (0.1%)		32,736

Net Assets (100%)		$59,894,127

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in Companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio (a)	442,152	4,356,143	579,918	(727,968)	(1,004)	266,294	4,473,383	—	—
EQ/BlackRock Basic Value Equity Portfolio	70,324	1,752,955	240,143	(364,269)	14,409	25,966	1,669,204	—	—
EQ/Core Bond Index Portfolio	1,209,732	12,537,252	1,500,822	(2,131,336)	1,371	245,813	12,153,922	—	—
EQ/Emerging Markets Equity PLUS Portfolio	220,785	2,524,530	302,090	(1,197,979)	53	600,949	2,229,643	—	—
EQ/Equity 500 Index Portfolio	309,028	12,680,386	1,386,557	(2,602,475)	666,172	986,820	13,117,460	—	—
EQ/Global Bond PLUS Portfolio	508,340	4,175,290	1,022,523	(740,540)	4,506	221,882	4,683,661	1,989	—
EQ/International Equity Index Portfolio	642,798	6,653,027	620,963	(2,031,957)	(14,718)	1,174,239	6,401,554	—	—
EQ/MFS International Growth Portfolio	181,933	1,348,327	329,549	(500,834)	(1,622)	319,446	1,494,866	—	—
EQ/PIMCO Ultra Short Bond Portfolio	369,306	3,607,273	620,282	(583,977)	241	59,230	3,703,049	812	—
EQ/Quality Bond PLUS Portfolio	671,392	4,791,358	1,985,221	(1,086,520)	(121)	92,575	5,782,513	10,100	—
EQ/Small Company Index Portfolio	93,572	1,158,134	187,794	(285,987)	9,555	103,640	1,173,136	—	3,183
Multimanager Aggressive Equity Portfolio	13,041	655,262	83,914	(129,994)	31,311	107,978	748,471	—	—
Multimanager Mid Cap Growth Portfolio	91,638	880,778	116,595	(175,421)	11,894	144,540	978,386	—	4,607
Multimanager Mid Cap Value Portfolio	75,760	1,266,881	67,439	(150,282)	7,471	60,634	1,252,143	—	—

Total		58,387,596	9,043,810	(12,709,539)	729,518	4,410,006	59,861,391	12,901	7,790

(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$59,861,391	$—	$59,861,391

Total Assets	$—	$59,861,391	$—	$59,861,391

Total Liabilities	$—	$—	$—	$—

Total	$—	$59,861,391	$—	$59,861,391

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,026,159
Aggregate gross unrealized depreciation	(536,387)

Net unrealized appreciation	$11,489,772

Federal income tax cost of investment securities and derivative instruments, if applicable	$48,371,619

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	822,191	$8,318,342
EQ/BlackRock Basic Value Equity Portfolio‡	190,458	4,520,682
EQ/Core Bond Index Portfolio‡	1,859,039	18,677,382
EQ/Emerging Markets Equity PLUS Portfolio‡	829,767	8,379,586
EQ/Equity 500 Index Portfolio‡	1,226,371	52,056,348
EQ/Global Bond PLUS Portfolio‡	818,729	7,543,470
EQ/International Equity Index Portfolio‡	2,163,898	21,550,030
EQ/MFS International Growth Portfolio‡	1,016,599	8,352,945
EQ/PIMCO Ultra Short Bond Portfolio‡	574,355	5,759,091
EQ/Quality Bond PLUS Portfolio‡	1,051,001	9,051,977
EQ/Small Company Index Portfolio‡	759,725	9,524,884
Multimanager Aggressive Equity Portfolio‡	49,705	2,852,827
Multimanager Mid Cap Growth Portfolio‡	142,858	1,525,243
Multimanager Mid Cap Value Portfolio‡	176,929	2,924,216

Total Investments (99.8%) (Cost $124,698,628)		161,037,023
Other Assets Less Liabilities (0.2%)		264,811

Net Assets (100%)		$161,301,834

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in Companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio (a)	822,191	6,846,475	1,576,191	(561,100)	488	456,288	8,318,342	—	488
EQ/BlackRock Basic Value Equity Portfolio	190,458	4,135,748	811,075	(542,324)	4,703	111,480	4,520,682	—	4,703
EQ/Core Bond Index Portfolio	1,859,039	16,132,370	3,493,726	(1,286,709)	127	337,868	18,677,382	—	127
EQ/Emerging Markets Equity PLUS Portfolio	829,767	7,004,664	1,010,045	(1,514,267)	46,251	1,832,893	8,379,586	—	46,251
EQ/Equity 500 Index Portfolio	1,226,371	46,628,458	6,285,096	(7,304,920)	267,607	6,180,107	52,056,348	—	267,607
EQ/Global Bond PLUS Portfolio	818,729	5,565,110	2,149,839	(500,270)	446	328,345	7,543,470	3,136	446
EQ/International Equity Index Portfolio	2,163,898	17,460,568	2,331,473	(1,662,636)	1,484	3,419,141	21,550,030	—	1,484
EQ/MFS International Growth Portfolio	1,016,599	6,115,840	1,282,541	(670,326)	2,312	1,622,578	8,352,945	—	2,312
EQ/PIMCO Ultra Short Bond Portfolio	574,355	5,091,735	988,707	(409,025)	56	87,618	5,759,091	1,235	56
EQ/Quality Bond PLUS Portfolio	1,051,001	7,092,193	2,493,305	(689,503)	210	155,772	9,051,977	15,469	210
EQ/Small Company Index Portfolio	759,725	7,744,085	1,643,620	(727,857)	(247)	865,283	9,524,884	—	(247)
Multimanager Aggressive Equity Portfolio	49,705	2,194,741	357,868	(199,419)	3,132	496,505	2,852,827	—	3,132
Multimanager Mid Cap Growth Portfolio	142,858	1,205,495	252,479	(162,262)	25	229,506	1,525,243	—	25
Multimanager Mid Cap Value Portfolio	176,929	2,882,762	97,708	(216,335)	63,672	96,409	2,924,216	—	63,672

Total		136,100,244	24,773,673	(16,446,953)	390,266	16,219,793	161,037,023	19,840	390,266

(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$161,037,023	$—	$161,037,023

Total Assets	$—	$161,037,023	$—	$161,037,023

Total Liabilities	$—	$—	$—	$—

Total	$—	$161,037,023	$—	$161,037,023

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,671,751
Aggregate gross unrealized depreciation	(478,685)

Net unrealized appreciation	$36,193,066

Federal income tax cost of investment securities and derivative instruments, if applicable	$124,843,957

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	381,969	$3,864,493
EQ/BlackRock Basic Value Equity Portfolio‡	132,962	3,155,955
EQ/Core Bond Index Portfolio‡	867,661	8,717,210
EQ/Emerging Markets Equity PLUS Portfolio‡	721,914	7,290,408
EQ/Equity 500 Index Portfolio‡	1,172,624	49,774,944
EQ/Global Bond PLUS Portfolio‡	386,094	3,557,324
EQ/International Equity Index Portfolio‡	1,791,132	17,837,689
EQ/MFS International Growth Portfolio‡	1,022,286	8,399,670
EQ/PIMCO Ultra Short Bond Portfolio‡	265,362	2,660,795
EQ/Quality Bond PLUS Portfolio‡	493,186	4,247,672
EQ/Small Company Index Portfolio‡	738,271	9,255,905
Multimanager Aggressive Equity Portfolio‡	22,825	1,310,026
Multimanager Mid Cap Growth Portfolio‡	100,965	1,077,966
Multimanager Mid Cap Value Portfolio‡	78,151	1,291,661

Total Investments (99.8%) (Cost $91,989,632)		122,441,718
Other Assets Less Liabilities (0.2%)		194,724

Net Assets (100%)		$122,636,442

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio (a)	381,969	3,116,252	719,393	(183,093)	116	211,825	3,864,493	—	—
EQ/BlackRock Basic Value Equity Portfolio	132,962	2,794,939	603,238	(320,301)	1,395	76,684	3,155,955	—	—
EQ/Core Bond Index Portfolio	867,661	7,485,161	1,507,651	(440,621)	(44)	165,063	8,717,210	—	—
EQ/Emerging Markets Equity PLUS Portfolio	721,914	5,621,168	727,169	(570,928)	4,098	1,508,901	7,290,408	—	—
EQ/Equity 500 Index Portfolio	1,172,624	42,997,427	4,742,410	(3,988,657)	43,841	5,979,923	49,774,944	—	—
EQ/Global Bond PLUS Portfolio	386,094	2,619,021	958,458	(169,688)	80	149,453	3,557,324	1,467	—
EQ/International Equity Index Portfolio	1,791,132	14,266,978	1,733,949	(955,366)	670	2,791,458	17,837,689	—	—
EQ/MFS International Growth Portfolio	1,022,286	6,245,446	941,277	(417,518)	789	1,629,676	8,399,670	—	—
EQ/PIMCO Ultra Short Bond Portfolio	265,362	2,434,873	320,896	(135,466)	12	40,480	2,660,795	566	—
EQ/Quality Bond PLUS Portfolio	493,186	3,587,271	849,666	(259,381)	(38)	70,154	4,247,672	7,192	—
EQ/Small Company Index Portfolio	738,271	7,654,552	1,270,764	(515,056)	(33)	845,678	9,255,905	—	24,247
Multimanager Aggressive Equity Portfolio	22,825	936,387	306,423	(151,960)	985	218,191	1,310,026	—	—
Multimanager Mid Cap Growth Portfolio	100,965	863,266	111,914	(59,796)	(3)	162,585	1,077,966	—	4,925
Multimanager Mid Cap Value Portfolio	78,151	1,264,894	31,616	(75,258)	25,151	45,258	1,291,661	—	—

Total		101,887,635	14,824,824	(8,243,089)	77,019	13,895,329	122,441,718	9,225	29,172

(a)	Formerly known as EQ/High Yield Bond Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$122,441,718	$—	$122,441,718

Total Assets	$—	$122,441,718	$—	$122,441,718

Total Liabilities	$—	$—	$—	$—

Total	$—	$122,441,718	$—	$122,441,718

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,544,911
Aggregate gross unrealized depreciation	(207,713)

Net unrealized appreciation	$30,337,198

Federal income tax cost of investment securities and derivative instruments, if applicable	$92,104,520

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	184,134	$1,862,935
EQ/BlackRock Basic Value Equity Portfolio‡	121,266	2,878,340
EQ/Core Bond Index Portfolio‡	319,918	3,214,149
EQ/Emerging Markets Equity PLUS Portfolio‡	619,097	6,252,089
EQ/Equity 500 Index Portfolio‡	994,049	42,194,891
EQ/Global Bond PLUS Portfolio‡	126,453	1,165,094
EQ/International Equity Index Portfolio‡	1,540,181	15,338,495
EQ/MFS International Growth Portfolio‡	868,293	7,134,383
EQ/PIMCO Ultra Short Bond Portfolio‡	101,554	1,018,288
EQ/Quality Bond PLUS Portfolio‡	170,186	1,465,766
EQ/Small Company Index Portfolio‡	608,570	7,629,805
Multimanager Aggressive Equity Portfolio‡	17,373	997,145
Multimanager Mid Cap Growth Portfolio‡	75,007	800,820
Multimanager Mid Cap Value Portfolio‡	65,661	1,085,220

Total Investments (100.0%) (Cost $69,917,834)		93,037,420
Other Assets Less Liabilities (0.0%)		11,359

Net Assets (100%)		$93,048,779

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017 were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio (a)	184,134	1,292,191	542,144	(70,394)	29	98,965	1,862,935	—	—
EQ/BlackRock Basic Value Equity Portfolio	121,266	2,612,470	529,322	(332,524)	(74)	69,146	2,878,340	—	—
EQ/Core Bond Index Portfolio	319,918	2,636,136	625,999	(109,954)	(11)	61,979	3,214,149	—	—
EQ/Emerging Markets Equity PLUS Portfolio	619,097	4,653,403	590,366	(255,569)	131	1,263,758	6,252,089	—	—
EQ/Equity 500 Index Portfolio	994,049	35,651,942	4,011,010	(2,549,467)	23,927	5,057,479	42,194,891	—	—
EQ/Global Bond PLUS Portfolio	126,453	970,602	190,661	(48,408)	6	52,233	1,165,094	486	—
EQ/International Equity Index Portfolio	1,540,181	12,027,422	1,486,731	(561,092)	14	2,385,420	15,338,495	—	—
EQ/MFS International Growth Portfolio	868,293	5,192,859	897,290	(334,465)	68	1,378,631	7,134,383	—	—
EQ/PIMCO Ultra Short Bond Portfolio	101,554	834,186	200,055	(30,762)	2	14,807	1,018,288	219	—
EQ/Quality Bond PLUS Portfolio	170,186	1,115,492	390,646	(61,594)	(8)	21,230	1,465,766	2,520	—
EQ/Small Company Index Portfolio	608,570	6,109,178	1,142,405	(312,312)	(10)	690,544	7,629,805	—	20,143
Multimanager Aggressive Equity Portfolio	17,373	662,513	268,047	(96,768)	505	162,848	997,145	—	—
Multimanager Mid Cap Growth Portfolio	75,007	641,556	55,578	(17,575)	(5)	121,266	800,820	—	3,693
Multimanager Mid Cap Value Portfolio	65,661	1,061,010	24,018	(58,799)	19,697	39,294	1,085,220	—	—

Total		75,460,960	10,954,272	(4,839,683)	44,271	11,417,600	93,037,420	3,225	23,836

(a)	Formerly known as EQ/High Yield Bond Portfolio.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$93,037,420	$—	$93,037,420

Total Assets	$—	$93,037,420	$—	$93,037,420

Total Liabilities	$—	$—	$—	$—

Total	$—	$93,037,420	$—	$93,037,420

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,102,535
Aggregate gross unrealized depreciation	(18,545)

Net unrealized appreciation	$23,083,990

Federal income tax cost of investment securities and derivative instruments, if applicable	$69,953,430

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	30,708	$728,872
EQ/Emerging Markets Equity PLUS Portfolio‡	97,823	987,892
EQ/Equity 500 Index Portfolio‡	155,794	6,613,043
EQ/International Equity Index Portfolio‡	221,673	2,207,614
EQ/MFS International Growth Portfolio‡	207,839	1,707,720
EQ/Small Company Index Portfolio‡	120,938	1,516,232
Multimanager Aggressive Equity Portfolio‡	6,698	384,436
Multimanager Mid Cap Growth Portfolio‡	4,171	44,533
Multimanager Mid Cap Value Portfolio‡	5,312	87,798

Total Investment Companies (100.1%) (Cost $12,740,625)		14,278,140

Total Investments (100.1%) (Cost $12,740,625)		14,278,140
Other Assets Less Liabilities (-0.1%)		(8,066)

Net Assets (100%)		$14,270,074

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017 were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	30,708	514,437	220,699	(23,500)	(58)	17,294	728,872	—	—
EQ/Emerging Markets Equity PLUS Portfolio	97,823	622,197	245,335	(61,372)	359	181,373	987,892	—	—
EQ/Equity 500 Index Portfolio	155,794	4,447,036	1,641,154	(176,254)	16	701,091	6,613,043	—	—
EQ/International Equity Index Portfolio	221,673	1,357,017	613,110	(65,956)	269	303,174	2,207,614	—	—
EQ/MFS International Growth Portfolio	207,839	1,061,781	385,081	(41,258)	34	302,082	1,707,720	—	—
EQ/Small Company Index Portfolio	120,938	967,506	463,373	(41,977)	4	127,326	1,516,232	—	3,895
Multimanager Aggressive Equity Portfolio	6,698	231,715	142,677	(50,366)	1,250	59,160	384,436	—	—
Multimanager Mid Cap Growth Portfolio	4,171	24,168	16,588	(1,781)	(1)	5,559	44,533	—	196
Multimanager Mid Cap Value Portfolio	5,312	75,083	9,158	(984)	— #	4,541	87,798	—	—

Total		9,300,940	3,737,175	(463,448)	1,873	1,701,600	14,278,140	—	4,091

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$14,278,140	$—	$14,278,140

Total Assets	$—	$14,278,140	$—	$14,278,140

Total Liabilities	$—	$—	$—	$—

Total	$—	$14,278,140	$—	$14,278,140

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,517,533
Aggregate gross unrealized depreciation	(38,827)

Net unrealized appreciation	$1,478,706

Federal income tax cost of investment securities and derivative instruments, if applicable	$12,799,434

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2017 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAVs for each applicable Portfolio when the Adviser deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2017, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, President and Chief Executive Officer
November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
November 27, 2017

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
November 27, 2017